Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAJX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBJX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGJX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIJX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSWJX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSJX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAJX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFJX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTJX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDJX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFLJX
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II | LargeCap Blend Fund II - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLBJX
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGLJX
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I | LargeCap Growth Fund I - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGJX
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II | LargeCap Growth Fund II - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPLJX
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPJX
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVLJX
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III | LargeCap Value Fund III - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVJX
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREJX
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBJX
MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund | MidCap Growth Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMGJX
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III | MidCap Growth Fund III - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQJX
MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFJX
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I | MidCap Value Fund I - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVEJX
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III | MidCap Value Fund III - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMCJX
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBJX
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGJX
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I | SmallCap Growth Fund I - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIJX
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II | SmallCap Growth Fund II - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMIX
SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSJX
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVJX
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II | SmallCap Value Fund II - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMJX
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIJX
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEJX
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITJX
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - J Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMJX
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund (Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRJX
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Class J Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOJX
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund | Inflation Protection Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPJX
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class J Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSJIX
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMJXX

Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide as high a level of total return
(consisting of reinvested income and capital
       appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the
       Balanced Portfolio should offer investors the potential for a medium level of income and a medium level
       of capital growth, while exposing them to a medium level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Strategic Asset Management Balanced Portfolio Strategic Asset Management Balanced Portfolio - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Strategic Asset Management Balanced Portfolio Strategic Asset Management Balanced Portfolio - Class J
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	1.58%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Balanced Portfolio Strategic Asset Management Balanced Portfolio - Class J	261	499	860	1,878

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Strategic Asset Management Balanced Portfolio Strategic Asset Management Balanced Portfolio - Class J	161	499	860	1,878

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.2% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
     Generally invests between 20% and 60% of its assets in fixed-income funds, and
•    less than 40% in any one fixed-
     income fund
     Generally invests between 40% and 80% of its assets in equity funds, and less
•    than 30% in any one equity fund
     Generally invests less than 20% of its assets in specialty funds, and less
•    than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolio to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods
prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond
Index.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar
chart above:                                              Q2 '09            13.35%
Lowest return for a quarter during the period of the bar
chart above:                                              Q4 '08           -14.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Balanced Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Balanced Portfolio - Class J	Class J Return Before Taxes	11.94%	3.93%	4.30%
Strategic Asset Management Balanced Portfolio - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	11.31%	2.80%	3.31%
Strategic Asset Management Balanced Portfolio - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	7.97%	2.97%	3.27%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Capital Benchmark (60/40)	Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	12.13%	4.08%	3.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide as high a level of total return
(consisting of reinvested income and capital
       appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the
       Balanced Portfolio should offer investors the potential for a medium level of income and a medium level
       of capital growth, while exposing them to a medium level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.2% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
     Generally invests between 20% and 60% of its assets in fixed-income funds, and
•    less than 40% in any one fixed-
     income fund
     Generally invests between 40% and 80% of its assets in equity funds, and less
•    than 30% in any one equity fund
     Generally invests less than 20% of its assets in specialty funds, and less
•    than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolio to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods
prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                              Q2 '09            13.35%
Lowest return for a quarter during the period of the bar
chart above:                                              Q4 '08           -14.49%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.49%)
Strategic Asset Management Balanced Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Balanced Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Balanced Portfolio | Capital Benchmark (60/40)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	261
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	499
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	860
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,878
Annual Return 2001	rr_AnnualReturn2001	(0.50%)
Annual Return 2002	rr_AnnualReturn2002	(9.41%)
Annual Return 2003	rr_AnnualReturn2003	21.34%
Annual Return 2004	rr_AnnualReturn2004	9.23%
Annual Return 2005	rr_AnnualReturn2005	5.21%
Annual Return 2006	rr_AnnualReturn2006	10.35%
Annual Return 2007	rr_AnnualReturn2007	7.00%
Annual Return 2008	rr_AnnualReturn2008	(26.55%)
Annual Return 2009	rr_AnnualReturn2009	23.79%
Annual Return 2010	rr_AnnualReturn2010	12.94%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.30%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.31%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.27%

Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Strategic Asset Management Conservative Balanced Portfolio Strategic Asset Management Conservative Balanced Portfolio - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Strategic Asset Management Conservative Balanced Portfolio Strategic Asset Management Conservative Balanced Portfolio - Class J
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.62%
Total Annual Fund Operating Expenses	1.53%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Conservative Balanced Portfolio Strategic Asset Management Conservative Balanced Portfolio - Class J	256	483	834	1,824

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Strategic Asset Management Conservative Balanced Portfolio Strategic Asset Management Conservative Balanced Portfolio - Class J	156	483	834	1,824

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 11.4% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a
medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
     Generally invests between 40% and 80% of its assets in fixed-income funds,
•    and less than 40% in any one fixed-
     income fund
     Generally invests between 20% and 60% of its assets in equity funds, and less
•    than 30% in any one equity fund
     Generally invests less than 20% of its assets in specialty funds, and less
•    than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods
prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond
Index.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar
chart above:                                              Q2 '09            11.35%
Lowest return for a quarter during the period of the bar
chart above:                                              Q4 '08           -10.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Conservative Balanced Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Conservative Balanced Portfolio - Class J	Class J Return Before Taxes	10.23%	4.84%	4.97%
Strategic Asset Management Conservative Balanced Portfolio - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	9.27%	3.55%	3.76%
Strategic Asset Management Conservative Balanced Portfolio - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	6.78%	3.54%	3.64%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Capital Benchmark (40/60)	Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	10.41%	4.78%	4.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 11.4% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a
medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
     Generally invests between 40% and 80% of its assets in fixed-income funds,
•    and less than 40% in any one fixed-
     income fund
     Generally invests between 20% and 60% of its assets in equity funds, and less
•    than 30% in any one equity fund
     Generally invests less than 20% of its assets in specialty funds, and less
•    than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods
prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                              Q2 '09            11.35%
Lowest return for a quarter during the period of the bar
chart above:                                              Q4 '08           -10.04%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.04%)
Strategic Asset Management Conservative Balanced Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Conservative Balanced Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Conservative Balanced Portfolio | Capital Benchmark (40/60)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.42%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	256
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	156
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	483
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	834
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,824
Annual Return 2001	rr_AnnualReturn2001	2.21%
Annual Return 2002	rr_AnnualReturn2002	(2.98%)
Annual Return 2003	rr_AnnualReturn2003	15.98%
Annual Return 2004	rr_AnnualReturn2004	7.38%
Annual Return 2005	rr_AnnualReturn2005	3.80%
Annual Return 2006	rr_AnnualReturn2006	8.66%
Annual Return 2007	rr_AnnualReturn2007	6.83%
Annual Return 2008	rr_AnnualReturn2008	(19.37%)
Annual Return 2009	rr_AnnualReturn2009	21.66%
Annual Return 2010	rr_AnnualReturn2010	11.23%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.97%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.76%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.64%

Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Strategic Asset Management Conservative Growth Portfolio Strategic Asset Management Conservative Growth Portfolio - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Strategic Asset Management Conservative Growth Portfolio Strategic Asset Management Conservative Growth Portfolio - Class J
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	1.61%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Conservative Growth Portfolio Strategic Asset Management Conservative Growth Portfolio - Class J	264	508	876	1,911

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Strategic Asset Management Conservative Growth Portfolio Strategic Asset Management Conservative Growth Portfolio - Class J	164	508	876	1,911

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.4% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a
medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
     Generally invests between 0% and 40% of its assets in fixed-income funds, and
•    less than 30% in any one fixed-
     income fund
     Generally invests between 60% and 100% of its assets in equity funds, and
•    less than 40% in any one equity fund
     Generally invests less than 20% of its assets in specialty funds, and less
•    than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less
than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods
prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond
Index.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar
chart above:                                              Q2 '09            14.67%
Lowest return for a quarter during the period of the bar
chart above:                                              Q4 '08           -19.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Conservative Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Conservative Growth Portfolio - Class J	Class J Return Before Taxes	13.36%	2.94%	3.39%
Strategic Asset Management Conservative Growth Portfolio - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	13.12%	2.10%	2.71%
Strategic Asset Management Conservative Growth Portfolio - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	9.00%	2.37%	2.72%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Capital Benchmark (80/20)	Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	13.68%	3.25%	2.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.4% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a
medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
     Generally invests between 0% and 40% of its assets in fixed-income funds, and
•    less than 30% in any one fixed-
     income fund
     Generally invests between 60% and 100% of its assets in equity funds, and
•    less than 40% in any one equity fund
     Generally invests less than 20% of its assets in specialty funds, and less
•    than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less
than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods
prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                              Q2 '09            14.67%
Lowest return for a quarter during the period of the bar
chart above:                                              Q4 '08           -19.20%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.20%)
Strategic Asset Management Conservative Growth Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Conservative Growth Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Conservative Growth Portfolio | Capital Benchmark (80/20)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.53%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	264
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	876
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,911
Annual Return 2001	rr_AnnualReturn2001	(4.20%)
Annual Return 2002	rr_AnnualReturn2002	(15.70%)
Annual Return 2003	rr_AnnualReturn2003	26.97%
Annual Return 2004	rr_AnnualReturn2004	10.88%
Annual Return 2005	rr_AnnualReturn2005	6.24%
Annual Return 2006	rr_AnnualReturn2006	11.89%
Annual Return 2007	rr_AnnualReturn2007	8.67%
Annual Return 2008	rr_AnnualReturn2008	(33.48%)
Annual Return 2009	rr_AnnualReturn2009	24.93%
Annual Return 2010	rr_AnnualReturn2010	14.36%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.39%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.71%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.72%

Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Strategic Asset Management Flexible Income Portfolio Strategic Asset Management Flexible Income Portfolio - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Strategic Asset Management Flexible Income Portfolio Strategic Asset Management Flexible Income Portfolio - Class J
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.59%
Total Annual Fund Operating Expenses	1.57%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Flexible Income Portfolio Strategic Asset Management Flexible Income Portfolio - Class J	260	496	855	1,867

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Strategic Asset Management Flexible Income Portfolio Strategic Asset Management Flexible Income Portfolio - Class J	160	496	855	1,867

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.5% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 55% and 95% of its assets in fixed-income funds,
•     and less than 40% in any one fixed-
      income fund
      Generally invests between 5% and 45% of its assets in equity funds, and less
•     than 30% in any one equity fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods
prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond
Index.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar
chart above:                                              Q2 '09            10.65%
Lowest return for a quarter during the period of the bar
chart above:                                              Q4 '08            -7.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Flexible Income Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Flexible Income Portfolio - Class J	Class J Return Before Taxes	8.83%	4.95%	5.03%
Strategic Asset Management Flexible Income Portfolio - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	7.62%	3.48%	3.56%
Strategic Asset Management Flexible Income Portfolio - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	5.79%	3.45%	3.49%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Capital Benchmark (25/75)	Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)	9.03%	5.22%	5.01%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.5% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 55% and 95% of its assets in fixed-income funds,
•     and less than 40% in any one fixed-
      income fund
      Generally invests between 5% and 45% of its assets in equity funds, and less
•     than 30% in any one equity fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods
prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                              Q2 '09            10.65%
Lowest return for a quarter during the period of the bar
chart above:                                              Q4 '08            -7.00%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.00%)
Strategic Asset Management Flexible Income Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Flexible Income Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Flexible Income Portfolio | Capital Benchmark (25/75)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.01%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	260
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	496
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,867
Annual Return 2001	rr_AnnualReturn2001	4.35%
Annual Return 2002	rr_AnnualReturn2002	1.04%
Annual Return 2003	rr_AnnualReturn2003	12.08%
Annual Return 2004	rr_AnnualReturn2004	5.73%
Annual Return 2005	rr_AnnualReturn2005	2.66%
Annual Return 2006	rr_AnnualReturn2006	6.70%
Annual Return 2007	rr_AnnualReturn2007	5.30%
Annual Return 2008	rr_AnnualReturn2008	(14.52%)
Annual Return 2009	rr_AnnualReturn2009	20.69%
Annual Return 2010	rr_AnnualReturn2010	9.83%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.03%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.56%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.49%

Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Strategic Asset Management Strategic Growth Portfolio Strategic Asset Management Strategic Growth Portfolio - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Strategic Asset Management Strategic Growth Portfolio Strategic Asset Management Strategic Growth Portfolio - Class J
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	1.66%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Strategic Growth Portfolio Strategic Asset Management Strategic Growth Portfolio - Class J	269	523	902	1,965

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Strategic Asset Management Strategic Growth Portfolio Strategic Asset Management Strategic Growth Portfolio - Class J	169	523	902	1,965

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.6% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
     Generally invests between 0 and 25% of its assets in fixed-income funds, and
•    less than 25% in any one fixed-
     income fund
     Generally invests between 75% and 100% of its assets in equity funds, and
•    less than 50% in any one equity fund
     Generally invests less than 20% of its assets in specialty funds, and less
•    than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods
prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar
chart above:                                              Q2 '03            16.26%
Lowest return for a quarter during the period of the bar
chart above:                                              Q4 '08           -22.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Strategic Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Strategic Growth Portfolio - Class J	Class J Return Before Taxes	14.52%	2.24%	2.63%
Strategic Asset Management Strategic Growth Portfolio - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	14.37%	1.55%	2.15%
Strategic Asset Management Strategic Growth Portfolio - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	9.65%	1.83%	2.16%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.6% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.60%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
     Generally invests between 0 and 25% of its assets in fixed-income funds, and
•    less than 25% in any one fixed-
     income fund
     Generally invests between 75% and 100% of its assets in equity funds, and
•    less than 50% in any one equity fund
     Generally invests less than 20% of its assets in specialty funds, and less
•    than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods
prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                              Q2 '03            16.26%
Lowest return for a quarter during the period of the bar
chart above:                                              Q4 '08           -22.28%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.28%)
Strategic Asset Management Strategic Growth Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	269
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	902
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,965
Annual Return 2001	rr_AnnualReturn2001	(6.69%)
Annual Return 2002	rr_AnnualReturn2002	(20.84%)
Annual Return 2003	rr_AnnualReturn2003	31.27%
Annual Return 2004	rr_AnnualReturn2004	11.92%
Annual Return 2005	rr_AnnualReturn2005	6.98%
Annual Return 2006	rr_AnnualReturn2006	12.75%
Annual Return 2007	rr_AnnualReturn2007	8.97%
Annual Return 2008	rr_AnnualReturn2008	(37.66%)
Annual Return 2009	rr_AnnualReturn2009	26.27%
Annual Return 2010	rr_AnnualReturn2010	15.52%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.63%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.15%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%

Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Objective:
 The Fund seeks current income

a secondary objective, capital
appreciation

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Principal LifeTime Strategic Income Fund Principal LifeTime Strategic Income Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime Strategic Income Fund Principal LifeTime Strategic Income Fund - Class J
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.59%
Total Annual Fund Operating Expenses	1.17%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime Strategic Income Fund Principal LifeTime Strategic Income Fund - Class J	219	372	644	1,420

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal LifeTime Strategic Income Fund Principal LifeTime Strategic Income Fund - Class J	119	372	644	1,420

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 46.9% of the average value of its
portfolio.

Principal Investment Strategies
The Fund invests in underlying Principal Funds, Inc. ("PFI") domestic and foreign equity, real estate investments, and
fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income
and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15
years beyond the normal retirement age of 65. The Fund invests in PFI
Institutional Class shares of underlying funds.
It is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks (directly or indirectly
through the underlying funds) of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime Strategic Income Blended Index were 19.0%
Russell 3000 Index, 6.0% MSCI-
EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective
March 31, 2011, the weightings
for the Principal LifeTime Strategic Income Blended Index will be 18.00%
Russell 3000 Index, 4.40% MSCI-EAFE
Index NDTR D, and 77.60% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above: Q3 '09 9.68%
Lowest return for a quarter during the period of the
bar chart above: Q4 '08 -11.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime Strategic Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime Strategic Income Fund - Class J	Class J Return Before Taxes	9.65%	2.06%	3.60%	Mar 1, 2001
Principal LifeTime Strategic Income Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	8.65%	0.74%	2.65%	Mar 1, 2001
Principal LifeTime Strategic Income Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	6.32%	1.05%	2.59%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI-EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime Strategic Income Blended Index	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	8.92%	5.32%	4.87%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
 The Fund seeks current income

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
a secondary objective, capital
appreciation

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 46.9% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in underlying Principal Funds, Inc. ("PFI") domestic and foreign equity, real estate investments, and
fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income
and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15
years beyond the normal retirement age of 65. The Fund invests in PFI
Institutional Class shares of underlying funds.
It is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

There is no guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks (directly or indirectly
through the underlying funds) of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime Strategic Income Blended Index were 19.0%
Russell 3000 Index, 6.0% MSCI-
EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective
March 31, 2011, the weightings
for the Principal LifeTime Strategic Income Blended Index will be 18.00%
Russell 3000 Index, 4.40% MSCI-EAFE
Index NDTR D, and 77.60% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000 Index, 6.0% MSCI-EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime Strategic Income Blended Index will be 18.00% Russell 3000 Index, 4.40% MSCI-EAFE Index NDTR D, and 77.60% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above: Q3 '09 9.68%
Lowest return for a quarter during the period of the
bar chart above: Q4 '08 -11.32%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.32%)
Principal LifeTime Strategic Income Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | MSCI-EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	219
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	119
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	372
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	644
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,420
Annual Return 2002	rr_AnnualReturn2002	(2.63%)
Annual Return 2003	rr_AnnualReturn2003	13.97%
Annual Return 2004	rr_AnnualReturn2004	10.32%
Annual Return 2005	rr_AnnualReturn2005	3.41%
Annual Return 2006	rr_AnnualReturn2006	8.44%
Annual Return 2007	rr_AnnualReturn2007	1.27%
Annual Return 2008	rr_AnnualReturn2008	(22.69%)
Annual Return 2009	rr_AnnualReturn2009	17.89%
Annual Return 2010	rr_AnnualReturn2010	10.65%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
PRINCIPAL LIFETIME 2010 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Principal LifeTime 2010 Fund Principal LifeTime 2010 Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2010 Fund Principal LifeTime 2010 Fund - Class J
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.67%
Total Annual Fund Operating Expenses	1.22%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2010 Fund Principal LifeTime 2010 Fund - Class J	224	387	670	1,477

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal LifeTime 2010 Fund Principal LifeTime 2010 Fund - Class J	124	387	670	1,477

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 36.2% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell
3000 Index, 13.7% MSCI-EAFE Index
NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2010 Blended Index will be 30.90% Russell 3000 Index, 10.10%
MSCI-EAFE Index NDTR D, and
59.00% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      13.95%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -16.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2010 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2010 Fund - Class J	Class J Return Before Taxes	12.46%	2.37%	3.93%	Mar 1, 2001
Principal LifeTime 2010 Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	11.73%	1.30%	3.15%	Mar 1, 2001
Principal LifeTime 2010 Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	8.21%	1.51%	3.01%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI-EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime 2010 Blended Index	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	11.32%	3.87%	4.11%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2010 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 36.2% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell
3000 Index, 13.7% MSCI-EAFE Index
NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2010 Blended Index will be 30.90% Russell 3000 Index, 10.10%
MSCI-EAFE Index NDTR D, and
59.00% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell 3000 Index, 13.7% MSCI-EAFE Index NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2010 Blended Index will be 30.90% Russell 3000 Index, 10.10% MSCI-EAFE Index NDTR D, and 59.00% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      13.95%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -16.40%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.40%)
Principal LifeTime 2010 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | MSCI-EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	224
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	124
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	387
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	670
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,477
Annual Return 2002	rr_AnnualReturn2002	(5.26%)
Annual Return 2003	rr_AnnualReturn2003	17.54%
Annual Return 2004	rr_AnnualReturn2004	11.21%
Annual Return 2005	rr_AnnualReturn2005	4.87%
Annual Return 2006	rr_AnnualReturn2006	11.42%
Annual Return 2007	rr_AnnualReturn2007	3.09%
Annual Return 2008	rr_AnnualReturn2008	(30.61%)
Annual Return 2009	rr_AnnualReturn2009	24.32%
Annual Return 2010	rr_AnnualReturn2010	13.46%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
PRINCIPAL LIFETIME 2020 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Principal LifeTime 2020 Fund Principal LifeTime 2020 Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2020 Fund Principal LifeTime 2020 Fund - Class J
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	1.26%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2020 Fund Principal LifeTime 2020 Fund - Class J	228	400	692	1,523

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal LifeTime 2020 Fund Principal LifeTime 2020 Fund - Class J	128	400	692	1,523

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.0% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell
3000 Index, 18.5% MSCI-EAFE Index
NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2020 Blended Index will be 49.00% Russell 3000 Index, 19.85%
MSCI-EAFE Index NDTR D, and
31.15% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      15.88%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -18.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Return For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2020 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2020 Fund - Class J	Class J Return Before Taxes	13.33%	2.63%	4.26%	Mar 1, 2001
Principal LifeTime 2020 Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	12.74%	1.69%	3.56%	Mar 1, 2001
Principal LifeTime 2020 Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	8.80%	1.83%	3.36%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI-EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime 2020 Blended Index	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	12.40%	3.56%	3.95%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2020 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.0% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell
3000 Index, 18.5% MSCI-EAFE Index
NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2020 Blended Index will be 49.00% Russell 3000 Index, 19.85%
MSCI-EAFE Index NDTR D, and
31.15% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell 3000 Index, 18.5% MSCI-EAFE Index NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2020 Blended Index will be 49.00% Russell 3000 Index, 19.85% MSCI-EAFE Index NDTR D, and 31.15% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      15.88%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -18.47%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return For the periods ended December 31, 2010
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.47%)
Principal LifeTime 2020 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | MSCI-EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	228
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	400
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	692
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
Annual Return 2002	rr_AnnualReturn2002	(7.83%)
Annual Return 2003	rr_AnnualReturn2003	20.52%
Annual Return 2004	rr_AnnualReturn2004	11.57%
Annual Return 2005	rr_AnnualReturn2005	6.95%
Annual Return 2006	rr_AnnualReturn2006	13.68%
Annual Return 2007	rr_AnnualReturn2007	4.66%
Annual Return 2008	rr_AnnualReturn2008	(34.02%)
Annual Return 2009	rr_AnnualReturn2009	26.86%
Annual Return 2010	rr_AnnualReturn2010	14.33%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
PRINCIPAL LIFETIME 2030 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Principal LifeTime 2030 Fund Principal LifeTime 2030 Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2030 Fund Principal LifeTime 2030 Fund - Class J
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.73%
Total Annual Fund Operating Expenses	1.31%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2030 Fund Principal LifeTime 2030 Fund - Class J	233	415	718	1,579

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal LifeTime 2030 Fund Principal LifeTime 2030 Fund - Class J	133	415	718	1,579

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.1% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell
3000 Index, 21.7% MSCI-EAFE Index
NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2030 Blended Index will be 54.10% Russell 3000 Index, 22.75%
MSCI-EAFE Index NDTR D, and
23.15% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      16.87%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -20.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2030 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2030 Fund - Class J	Class J Return Before Taxes	13.96%	2.51%	3.99%	Mar 1, 2001
Principal LifeTime 2030 Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	13.49%	1.68%	3.38%	Mar 1, 2001
Principal LifeTime 2030 Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	9.22%	1.80%	3.19%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI-EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime 2030 Blended Index	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.04%	3.18%	3.66%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2030 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.1% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell
3000 Index, 21.7% MSCI-EAFE Index
NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2030 Blended Index will be 54.10% Russell 3000 Index, 22.75%
MSCI-EAFE Index NDTR D, and
23.15% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell 3000 Index, 21.7% MSCI-EAFE Index NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2030 Blended Index will be 54.10% Russell 3000 Index, 22.75% MSCI-EAFE Index NDTR D, and 23.15% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      16.87%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -20.14%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.14%)
Principal LifeTime 2030 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | MSCI-EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	233
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	415
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	718
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,579
Annual Return 2002	rr_AnnualReturn2002	(10.96%)
Annual Return 2003	rr_AnnualReturn2003	22.14%
Annual Return 2004	rr_AnnualReturn2004	11.92%
Annual Return 2005	rr_AnnualReturn2005	7.66%
Annual Return 2006	rr_AnnualReturn2006	14.61%
Annual Return 2007	rr_AnnualReturn2007	5.70%
Annual Return 2008	rr_AnnualReturn2008	(36.65%)
Annual Return 2009	rr_AnnualReturn2009	28.31%
Annual Return 2010	rr_AnnualReturn2010	14.96%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
PRINCIPAL LIFETIME 2040 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Principal LifeTime 2040 Fund Principal LifeTime 2040 Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2040 Fund Principal LifeTime 2040 Fund - Class J
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.74%
Total Annual Fund Operating Expenses	1.37%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2040 Fund Principal LifeTime 2040 Fund - Class J	239	434	750	1,646

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal LifeTime 2040 Fund Principal LifeTime 2040 Fund - Class J	139	434	750	1,646

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.4% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell
3000 Index, 24.4% MSCI-EAFE Index
NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2040 Blended Index will be 58.60% Russell 3000 Index, 25.80%
MSCI-EAFE Index NDTR D, and
15.60% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      17.35%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -21.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2040 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2040 Fund - Class J	Class J Return Before Taxes	14.20%	2.21%	3.83%	Mar 1, 2001
Principal LifeTime 2040 Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	13.85%	1.46%	3.30%	Mar 1, 2001
Principal LifeTime 2040 Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	9.38%	1.59%	3.10%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI-EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime 2040 Blended Index	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.48%	2.94%	3.46%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2040 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.4% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell
3000 Index, 24.4% MSCI-EAFE Index
NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2040 Blended Index will be 58.60% Russell 3000 Index, 25.80%
MSCI-EAFE Index NDTR D, and
15.60% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell 3000 Index, 24.4% MSCI-EAFE Index NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2040 Blended Index will be 58.60% Russell 3000 Index, 25.80% MSCI-EAFE Index NDTR D, and 15.60% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      17.35%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -21.38%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.38%)
Principal LifeTime 2040 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | MSCI-EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	239
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	139
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	750
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,646
Annual Return 2002	rr_AnnualReturn2002	(13.55%)
Annual Return 2003	rr_AnnualReturn2003	22.74%
Annual Return 2004	rr_AnnualReturn2004	12.11%
Annual Return 2005	rr_AnnualReturn2005	7.97%
Annual Return 2006	rr_AnnualReturn2006	14.85%
Annual Return 2007	rr_AnnualReturn2007	6.39%
Annual Return 2008	rr_AnnualReturn2008	(38.42%)
Annual Return 2009	rr_AnnualReturn2009	28.69%
Annual Return 2010	rr_AnnualReturn2010	15.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
PRINCIPAL LIFETIME 2050 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Principal LifeTime 2050 Fund Principal LifeTime 2050 Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2050 Fund Principal LifeTime 2050 Fund - Class J
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.76%
Total Annual Fund Operating Expenses	1.50%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2050 Fund Principal LifeTime 2050 Fund - Class J	253	474	818	1,791

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal LifeTime 2050 Fund Principal LifeTime 2050 Fund - Class J	153	474	818	1,791

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 30.1% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell
3000 Index, 25.8% MSCI-EAFE Index
NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2050 Blended Index will be 60.70% Russell 3000 Index, 29.50%
MSCI-EAFE Index NDTR D, and
9.80% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      17.49%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.19%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2050 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2050 Fund - Class J	Class J Return Before Taxes	14.26%	2.00%	3.21%	Mar 1, 2001
Principal LifeTime 2050 Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	13.99%	1.32%	2.74%	Mar 1, 2001
Principal LifeTime 2050 Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	9.41%	1.47%	2.60%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI-EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime 2050 Blended Index	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.77%	2.94%	3.35%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2050 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 30.1% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell
3000 Index, 25.8% MSCI-EAFE Index
NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2050 Blended Index will be 60.70% Russell 3000 Index, 29.50%
MSCI-EAFE Index NDTR D, and
9.80% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000 Index, 25.8% MSCI-EAFE Index NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2050 Blended Index will be 60.70% Russell 3000 Index, 29.50% MSCI-EAFE Index NDTR D, and 9.80% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      17.49%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.19%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.19%)
Principal LifeTime 2050 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | MSCI-EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	818
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,791
Annual Return 2002	rr_AnnualReturn2002	(16.31%)
Annual Return 2003	rr_AnnualReturn2003	24.51%
Annual Return 2004	rr_AnnualReturn2004	11.54%
Annual Return 2005	rr_AnnualReturn2005	8.25%
Annual Return 2006	rr_AnnualReturn2006	15.32%
Annual Return 2007	rr_AnnualReturn2007	6.36%
Annual Return 2008	rr_AnnualReturn2008	(39.46%)
Annual Return 2009	rr_AnnualReturn2009	29.01%
Annual Return 2010	rr_AnnualReturn2010	15.26%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II
LARGECAP BLEND FUND II
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LargeCap Blend Fund II LargeCap Blend Fund II - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Blend Fund II LargeCap Blend Fund II - Class J
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.36%
Expense Reimbursement	0.02%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.34%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.018% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Blend Fund II LargeCap Blend Fund II - Class J	236	428	742	1,633

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Blend Fund II LargeCap Blend Fund II - Class J	136	428	742	1,633

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 36.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index
(as of the most recent calendar year end, this range was between approximately
 $1.6 billion and  $364.1 billion)) at
the time of purchase.

Employing a "blend" strategy, the Fund's assets are invested in equity securities with both growth and/or value
characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued.
The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of
capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger,
established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. Institutional Class shares were first sold on
December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      16.64%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Blend Fund II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Blend Fund II - Class J	Class J Return Before Taxes	11.80%	2.13%	1.72%
LargeCap Blend Fund II - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	11.74%	1.51%	1.22%
LargeCap Blend Fund II - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	7.75%	1.74%	1.39%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP BLEND FUND II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 36.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.20%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.018% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index
(as of the most recent calendar year end, this range was between approximately
 $1.6 billion and  $364.1 billion)) at
the time of purchase.

Employing a "blend" strategy, the Fund's assets are invested in equity securities with both growth and/or value
characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued.
The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of
capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger,
established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. Institutional Class shares were first sold on
December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      16.64%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.04%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II | LargeCap Blend Fund II - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.04%)
LargeCap Blend Fund II | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
LargeCap Blend Fund II | LargeCap Blend Fund II - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	236
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	742
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,633
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	742
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,633
Annual Return 2001	rr_AnnualReturn2001	(7.98%)
Annual Return 2002	rr_AnnualReturn2002	(17.17%)
Annual Return 2003	rr_AnnualReturn2003	22.90%
Annual Return 2004	rr_AnnualReturn2004	9.41%
Annual Return 2005	rr_AnnualReturn2005	4.16%
Annual Return 2006	rr_AnnualReturn2006	15.22%
Annual Return 2007	rr_AnnualReturn2007	5.08%
Annual Return 2008	rr_AnnualReturn2008	(36.88%)
Annual Return 2009	rr_AnnualReturn2009	28.94%
Annual Return 2010	rr_AnnualReturn2010	12.80%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.72%
LargeCap Blend Fund II | LargeCap Blend Fund II - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.22%
LargeCap Blend Fund II | LargeCap Blend Fund II - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.39%

LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund
LARGECAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LargeCap Growth Fund LargeCap Growth Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Growth Fund LargeCap Growth Fund - Class J
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.33%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Growth Fund LargeCap Growth Fund - Class J	235	421	729	1,601

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Growth Fund LargeCap Growth Fund - Class J	135	421	729	1,601

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1
billion)) at the time of purchase. The Fund invests in growth equity securities;
growth orientation emphasizes buying
equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      15.54%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -26.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Growth Fund - Class J	Class J Return Before Taxes	16.64%	2.36%	(1.18%)
LargeCap Growth Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	16.64%	2.27%	(1.24%)
LargeCap Growth Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	10.81%	2.03%	(1.00%)
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1
billion)) at the time of purchase. The Fund invests in growth equity securities;
growth orientation emphasizes buying
equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222- 5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      15.54%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -26.04%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.04%)
LargeCap Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
LargeCap Growth Fund | LargeCap Growth Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	235
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	135
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	421
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	729
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,601
Annual Return 2001	rr_AnnualReturn2001	(24.84%)
Annual Return 2002	rr_AnnualReturn2002	(28.97%)
Annual Return 2003	rr_AnnualReturn2003	23.43%
Annual Return 2004	rr_AnnualReturn2004	8.31%
Annual Return 2005	rr_AnnualReturn2005	10.69%
Annual Return 2006	rr_AnnualReturn2006	9.07%
Annual Return 2007	rr_AnnualReturn2007	22.25%
Annual Return 2008	rr_AnnualReturn2008	(43.19%)
Annual Return 2009	rr_AnnualReturn2009	26.11%
Annual Return 2010	rr_AnnualReturn2010	17.64%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.18%)
LargeCap Growth Fund | LargeCap Growth Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.24%)
LargeCap Growth Fund | LargeCap Growth Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.00%)

LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I
LARGECAP GROWTH FUND I
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LargeCap Growth Fund I LargeCap Growth Fund I - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Growth Fund I LargeCap Growth Fund I - Class J
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.41%
Expense Reimbursement	0.02%
Total Annual Fund Operating Expense after Fee Waiver	1.39%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.016% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Management Fees have been restated to reflect current fees. Effective July 1,
2010, management fees were
reduced.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Growth Fund I LargeCap Growth Fund I - Class J	242	444	769	1,689

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Growth Fund I LargeCap Growth Fund I - Class J	142	444	769	1,689

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 49.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000®
Growth Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and
 $364.1 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes
buying equity securities of companies whose potential for growth of capital and earnings is expected to be above
average. The Fund may also invest in securities of foreign companies.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      19.53%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Growth Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Growth Fund I - Class J	Class J Return Before Taxes	18.15%	3.77%	0.34%
LargeCap Growth Fund I - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	18.15%	3.46%	0.10%
LargeCap Growth Fund I - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	11.80%	3.20%	0.24%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP GROWTH FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 49.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.80%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.016% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Management Fees have been restated to reflect current fees. Effective July 1,
2010, management fees were
reduced.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000®
Growth Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and
 $364.1 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes
buying equity securities of companies whose potential for growth of capital and earnings is expected to be above
average. The Fund may also invest in securities of foreign companies.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      19.53%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.81%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I | LargeCap Growth Fund I - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.81%)
LargeCap Growth Fund I | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
LargeCap Growth Fund I | LargeCap Growth Fund I - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expense after Fee Waiver	rr_NetExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	242
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	444
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	769
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,689
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	142
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	444
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	769
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,689
Annual Return 2001	rr_AnnualReturn2001	(15.12%)
Annual Return 2002	rr_AnnualReturn2002	(28.41%)
Annual Return 2003	rr_AnnualReturn2003	22.57%
Annual Return 2004	rr_AnnualReturn2004	8.13%
Annual Return 2005	rr_AnnualReturn2005	6.69%
Annual Return 2006	rr_AnnualReturn2006	5.34%
Annual Return 2007	rr_AnnualReturn2007	7.58%
Annual Return 2008	rr_AnnualReturn2008	(40.96%)
Annual Return 2009	rr_AnnualReturn2009	50.96%
Annual Return 2010	rr_AnnualReturn2010	19.15%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.34%
LargeCap Growth Fund I | LargeCap Growth Fund I - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.10%
LargeCap Growth Fund I | LargeCap Growth Fund I - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.24%

LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II
LARGECAP GROWTH FUND II
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LargeCap Growth Fund II LargeCap Growth Fund II - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Growth Fund II LargeCap Growth Fund II - Class J
Management Fees	0.93%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.65%
Expense Reimbursement	0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.64%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Growth Fund II LargeCap Growth Fund II - Class J	267	519	896	1,954

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Growth Fund II LargeCap Growth Fund II - Class J	167	519	896	1,954

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 70.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index
(as of the most recent calendar year end, the range was between approximately
 $0.2 billion and  $364.1 billion)) at
the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      15.64%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Growth Fund II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Growth Fund II - Class J	Class J Return Before Taxes	11.70%	3.10%	(0.19%)
LargeCap Growth Fund II - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	11.55%	2.16%	(0.70%)
LargeCap Growth Fund II - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	7.80%	2.33%	(0.33%)
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP GROWTH FUND II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 70.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.80%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index
(as of the most recent calendar year end, the range was between approximately
 $0.2 billion and  $364.1 billion)) at
the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      15.64%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.95%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II | LargeCap Growth Fund II - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.95%)
LargeCap Growth Fund II | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
LargeCap Growth Fund II | LargeCap Growth Fund II - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	267
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	519
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	896
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,954
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	519
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	896
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,954
Annual Return 2001	rr_AnnualReturn2001	(18.51%)
Annual Return 2002	rr_AnnualReturn2002	(26.61%)
Annual Return 2003	rr_AnnualReturn2003	24.91%
Annual Return 2004	rr_AnnualReturn2004	8.41%
Annual Return 2005	rr_AnnualReturn2005	4.00%
Annual Return 2006	rr_AnnualReturn2006	6.91%
Annual Return 2007	rr_AnnualReturn2007	17.40%
Annual Return 2008	rr_AnnualReturn2008	(38.25%)
Annual Return 2009	rr_AnnualReturn2009	33.33%
Annual Return 2010	rr_AnnualReturn2010	12.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.19%)
LargeCap Growth Fund II | LargeCap Growth Fund II - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.70%)
LargeCap Growth Fund II | LargeCap Growth Fund II - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.33%)

LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund
LARGECAP S&P 500 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LargeCap S&P 500 Index Fund LargeCap S&P 500 Index Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap S&P 500 Index Fund LargeCap S&P 500 Index Fund - Class J
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.76%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap S&P 500 Index Fund LargeCap S&P 500 Index Fund - Class J	178	243	422	942

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap S&P 500 Index Fund LargeCap S&P 500 Index Fund - Class J	78	243	422	942

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 8.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 8.0% of its net assets in equity securities of companies that
compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return
characteristics of the large cap universe. As of the most recent calendar year end, the market capitalization range of
the Index was between approximately  $1.6 billion and  $364.1 billion. The Fund employs a passive investment
approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options
on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

       "Standard & Poor's 500" and "S&P 500® " are trademarks of The McGraw-Hill
NOTE:  Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      15.73%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap S&P 500 Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap S&P 500 Index Fund - Class J	Class J Return Before Taxes	13.25%	1.54%	0.49%
LargeCap S&P 500 Index Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	13.09%	1.29%	0.21%
LargeCap S&P 500 Index Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	8.81%	1.30%	0.38%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP S&P 500 INDEX FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 8.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 8.0% of its net assets in equity securities of companies that
compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return
characteristics of the large cap universe. As of the most recent calendar year end, the market capitalization range of
the Index was between approximately  $1.6 billion and  $364.1 billion. The Fund employs a passive investment
approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options
on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

       "Standard & Poor's 500" and "S&P 500® " are trademarks of The McGraw-Hill
NOTE:  Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      15.73%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.11%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
LargeCap S&P 500 Index Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	942
Annual Return 2001	rr_AnnualReturn2001	(12.84%)
Annual Return 2002	rr_AnnualReturn2002	(22.97%)
Annual Return 2003	rr_AnnualReturn2003	26.89%
Annual Return 2004	rr_AnnualReturn2004	9.76%
Annual Return 2005	rr_AnnualReturn2005	4.01%
Annual Return 2006	rr_AnnualReturn2006	14.77%
Annual Return 2007	rr_AnnualReturn2007	4.76%
Annual Return 2008	rr_AnnualReturn2008	(37.44%)
Annual Return 2009	rr_AnnualReturn2009	25.60%
Annual Return 2010	rr_AnnualReturn2010	14.25%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.49%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.21%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.38%

LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund
LARGECAP VALUE FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LargeCap Value Fund LargeCap Value Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Value Fund LargeCap Value Fund - Class J
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.15%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Value Fund LargeCap Value Fund - Class J	217	365	633	1,398

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Value Fund LargeCap Value Fund - Class J	117	365	633	1,398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 192.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index,
which as of the most recent calendar year end ranged between approximately  $0.2 billion and  $364.1 billion) at the
time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Fund may actively trade portfolio securities in an attempt to
achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      15.71%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -21.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Value Fund - Class J	Class J Return Before Taxes	12.59%	(0.10%)	1.46%
LargeCap Value Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	12.46%	(0.72%)	1.01%
LargeCap Value Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	8.36%	(0.07%)	1.23%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 192.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	192.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index,
which as of the most recent calendar year end ranged between approximately  $0.2 billion and  $364.1 billion) at the
time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Fund may actively trade portfolio securities in an attempt to
achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      15.71%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -21.97%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.97%)
LargeCap Value Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
LargeCap Value Fund | LargeCap Value Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	217
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	365
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
Annual Return 2001	rr_AnnualReturn2001	(8.03%)
Annual Return 2002	rr_AnnualReturn2002	(13.72%)
Annual Return 2003	rr_AnnualReturn2003	24.11%
Annual Return 2004	rr_AnnualReturn2004	11.43%
Annual Return 2005	rr_AnnualReturn2005	5.91%
Annual Return 2006	rr_AnnualReturn2006	19.14%
Annual Return 2007	rr_AnnualReturn2007	(0.44%)
Annual Return 2008	rr_AnnualReturn2008	(35.70%)
Annual Return 2009	rr_AnnualReturn2009	14.82%
Annual Return 2010	rr_AnnualReturn2010	13.59%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.10%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.46%
LargeCap Value Fund | LargeCap Value Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.72%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.01%
LargeCap Value Fund | LargeCap Value Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.07%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.23%

LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III
LARGECAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LargeCap Value Fund III LargeCap Value Fund III - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Value Fund III LargeCap Value Fund III - Class J
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.45%
Expense Reimbursement	0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.44%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.012% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Value Fund III LargeCap Value Fund III - Class J	247	457	791	1,734

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Value Fund III LargeCap Value Fund III - Class J	147	457	791	1,734

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 80.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in companies with large market
capitalizations similar to companies in the Russell 1000 Value Index
(approximately  $0.2 billion to  $364.1 billion as of
the most recent calendar year end) at the time of purchase. The Fund invests in value equity securities; the value
orientation selection emphasizes buying equity securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      15.83%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -21.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Value Fund III	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Value Fund III - Class J	Class J Return Before Taxes	11.25%	(1.97%)	1.86%
LargeCap Value Fund III - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	11.10%	(2.48%)	1.47%
LargeCap Value Fund III - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	7.52%	(1.59%)	1.63%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP VALUE FUND III
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 80.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.60%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.012% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in companies with large market
capitalizations similar to companies in the Russell 1000 Value Index
(approximately  $0.2 billion to  $364.1 billion as of
the most recent calendar year end) at the time of purchase. The Fund invests in value equity securities; the value
orientation selection emphasizes buying equity securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      15.83%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -21.68%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III | LargeCap Value Fund III - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.68%)
LargeCap Value Fund III | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
LargeCap Value Fund III | LargeCap Value Fund III - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	247
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	457
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	791
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,734
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	147
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	457
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	791
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,734
Annual Return 2001	rr_AnnualReturn2001	4.60%
Annual Return 2002	rr_AnnualReturn2002	(14.37%)
Annual Return 2003	rr_AnnualReturn2003	26.23%
Annual Return 2004	rr_AnnualReturn2004	12.41%
Annual Return 2005	rr_AnnualReturn2005	4.48%
Annual Return 2006	rr_AnnualReturn2006	20.98%
Annual Return 2007	rr_AnnualReturn2007	(4.30%)
Annual Return 2008	rr_AnnualReturn2008	(41.18%)
Annual Return 2009	rr_AnnualReturn2009	18.45%
Annual Return 2010	rr_AnnualReturn2010	12.25%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.97%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.86%
LargeCap Value Fund III | LargeCap Value Fund III - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.48%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.47%
LargeCap Value Fund III | LargeCap Value Fund III - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.59%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.63%

Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund
REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Real Estate Securities Fund Real Estate Securities Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Real Estate Securities Fund Real Estate Securities Fund - Class J
Management Fees	0.83%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.51%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Real Estate Securities Fund Real Estate Securities Fund - Class J	254	477	824	1,802

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Real Estate Securities Fund Real Estate Securities Fund - Class J	154	477	824	1,802

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 52.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies
principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least
50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate
companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such
as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real
estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The
Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level
federal income taxes by meeting certain requirements of the Internal Revenue
Code.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies
engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      33.02%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -33.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Real Estate Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Real Estate Securities Fund - Class J	Class J Return Before Taxes	23.68%	3.33%	10.94%
Real Estate Securities Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	22.95%	1.74%	9.51%
Real Estate Securities Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	15.35%	2.53%	9.24%
MSCI US REIT Index	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	28.48%	2.99%	10.57%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	REAL ESTATE SECURITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to generate a total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 52.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies
principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least
50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate
companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such
as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real
estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The
Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level
federal income taxes by meeting certain requirements of the Internal Revenue
Code.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies
engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      33.02%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -33.92%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.92%)
Real Estate Securities Fund | MSCI US REIT Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.57%
Real Estate Securities Fund | Real Estate Securities Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	254
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	824
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,802
Annual Return 2001	rr_AnnualReturn2001	7.34%
Annual Return 2002	rr_AnnualReturn2002	6.87%
Annual Return 2003	rr_AnnualReturn2003	37.01%
Annual Return 2004	rr_AnnualReturn2004	32.94%
Annual Return 2005	rr_AnnualReturn2005	14.70%
Annual Return 2006	rr_AnnualReturn2006	35.58%
Annual Return 2007	rr_AnnualReturn2007	(18.08%)
Annual Return 2008	rr_AnnualReturn2008	(33.03%)
Annual Return 2009	rr_AnnualReturn2009	27.04%
Annual Return 2010	rr_AnnualReturn2010	24.68%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.94%
Real Estate Securities Fund | Real Estate Securities Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.51%
Real Estate Securities Fund | Real Estate Securities Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.24%

MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund
MIDCAP BLEND FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MidCap Blend Fund MidCap Blend Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MidCap Blend Fund MidCap Blend Fund - Class J
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.29%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Blend Fund MidCap Blend Fund - Class J	231	409	708	1,556

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MidCap Blend Fund MidCap Blend Fund - Class J	131	409	708	1,556

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 26.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index
(as of the most recent calendar year end, this range was between approximately
 $0.2 billion and  $21.8 billion) at the
time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      17.67%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -23.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Blend Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap Blend Fund - Class J	Class J Return Before Taxes	22.02%	5.72%	6.63%
MidCap Blend Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	21.15%	4.71%	5.92%
MidCap Blend Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	15.44%	4.77%	5.71%
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes	25.48%	4.66%	6.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP BLEND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 26.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.70%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index
(as of the most recent calendar year end, this range was between approximately
 $0.2 billion and  $21.8 billion) at the
time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      17.67%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -23.95%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.95%)
MidCap Blend Fund | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%
MidCap Blend Fund | MidCap Blend Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	231
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	409
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	708
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,556
Annual Return 2001	rr_AnnualReturn2001	(4.03%)
Annual Return 2002	rr_AnnualReturn2002	(9.30%)
Annual Return 2003	rr_AnnualReturn2003	30.67%
Annual Return 2004	rr_AnnualReturn2004	16.74%
Annual Return 2005	rr_AnnualReturn2005	8.38%
Annual Return 2006	rr_AnnualReturn2006	13.35%
Annual Return 2007	rr_AnnualReturn2007	8.77%
Annual Return 2008	rr_AnnualReturn2008	(34.19%)
Annual Return 2009	rr_AnnualReturn2009	32.29%
Annual Return 2010	rr_AnnualReturn2010	23.02%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.63%
MidCap Blend Fund | MidCap Blend Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.92%
MidCap Blend Fund | MidCap Blend Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.71%

MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund
MIDCAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MidCap Growth Fund MidCap Growth Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MidCap Growth Fund MidCap Growth Fund - Class J
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.42%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Growth Fund MidCap Growth Fund - Class J	245	449	776	1,702

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MidCap Growth Fund MidCap Growth Fund - Class J	145	449	776	1,702

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 214.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $21.8 billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Fund may actively trade portfolio securities in an attempt to achieve its investment objective and invest its assets in
securities of foreign issuers, including those in emerging market countries.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q4 '01      35.48%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '01      -36.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap Growth Fund - Class J	Class J Return Before Taxes	27.70%	4.21%	(1.38%)
MidCap Growth Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	27.70%	3.97%	(1.49%)
MidCap Growth Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	18.00%	3.61%	(1.17%)
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 214.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	214.70%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $21.8 billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Fund may actively trade portfolio securities in an attempt to achieve its investment objective and invest its assets in
securities of foreign issuers, including those in emerging market countries.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q4 '01      35.48%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '01      -36.65%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund | MidCap Growth Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.65%)
MidCap Growth Fund | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
MidCap Growth Fund | MidCap Growth Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	245
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,702
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	145
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	449
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	776
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,702
Annual Return 2001	rr_AnnualReturn2001	(25.41%)
Annual Return 2002	rr_AnnualReturn2002	(41.07%)
Annual Return 2003	rr_AnnualReturn2003	31.06%
Annual Return 2004	rr_AnnualReturn2004	9.44%
Annual Return 2005	rr_AnnualReturn2005	12.32%
Annual Return 2006	rr_AnnualReturn2006	1.41%
Annual Return 2007	rr_AnnualReturn2007	28.79%
Annual Return 2008	rr_AnnualReturn2008	(41.83%)
Annual Return 2009	rr_AnnualReturn2009	25.66%
Annual Return 2010	rr_AnnualReturn2010	28.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.38%)
MidCap Growth Fund | MidCap Growth Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.49%)
MidCap Growth Fund | MidCap Growth Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.17%)

MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III
MIDCAP GROWTH FUND III
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MidCap Growth Fund III MidCap Growth Fund III - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MidCap Growth Fund III MidCap Growth Fund III - Class J
Management Fees	0.97%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.74%
Expense Reimbursement	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.72%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The expense limit will reduce the Fund's Management
Fees by 0.022% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Growth Fund III MidCap Growth Fund III - Class J	275	546	942	2,050

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MidCap Growth Fund III MidCap Growth Fund III - Class J	175	546	942	2,050

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 98.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $21.8 billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q4 '01      24.74%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '01      -31.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Growth Fund III	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap Growth Fund III - Class J	Class J Return Before Taxes	25.52%	4.09%	0.77%
MidCap Growth Fund III - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	25.52%	3.78%	0.61%
MidCap Growth Fund III - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	16.59%	3.52%	0.66%
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP GROWTH FUND III
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 98.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.10%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The expense limit will reduce the Fund's Management
Fees by 0.022% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $21.8 billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q4 '01      24.74%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '01      -31.53%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III | MidCap Growth Fund III - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.53%)
MidCap Growth Fund III | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
MidCap Growth Fund III | MidCap Growth Fund III - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	275
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	546
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	942
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,050
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	546
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	942
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,050
Annual Return 2001	rr_AnnualReturn2001	(28.06%)
Annual Return 2002	rr_AnnualReturn2002	(32.51%)
Annual Return 2003	rr_AnnualReturn2003	47.14%
Annual Return 2004	rr_AnnualReturn2004	11.23%
Annual Return 2005	rr_AnnualReturn2005	11.17%
Annual Return 2006	rr_AnnualReturn2006	5.59%
Annual Return 2007	rr_AnnualReturn2007	23.63%
Annual Return 2008	rr_AnnualReturn2008	(48.80%)
Annual Return 2009	rr_AnnualReturn2009	44.49%
Annual Return 2010	rr_AnnualReturn2010	26.52%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.77%
MidCap Growth Fund III | MidCap Growth Fund III - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.61%
MidCap Growth Fund III | MidCap Growth Fund III - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.66%

MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund
MIDCAP S&P 400 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MidCap S&P 400 Index Fund MidCap S&P 400 Index Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MidCap S&P 400 Index Fund MidCap S&P 400 Index Fund - Class J
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.91%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap S&P 400 Index Fund MidCap S&P 400 Index Fund - Class J	193	290	504	1,120

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MidCap S&P 400 Index Fund MidCap S&P 400 Index Fund - Class J	93	290	504	1,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 17.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of purchase.
The Index is designed to
represent U.S equities with risk/return characteristics of the mid cap universe. As of the most recent calendar year
end, the market capitalization range of the Index was between approximately
 $0.2 billion and  $9.2 billion. The Fund
employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests
in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an
effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
McGraw-Hill Companies,
       Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by
     Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in
     the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the
securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate
share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      19.64%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -25.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap S&P 400 Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap S&P 400 Index Fund - Class J	Class J Return Before Taxes	24.56%	4.84%	6.00%
MidCap S&P 400 Index Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	24.30%	4.14%	5.47%
MidCap S&P 400 Index Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	16.31%	4.00%	5.12%
S&P 400 Midcap Stock Index	S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)	26.64%	5.74%	7.16%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP S&P 400 INDEX FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 17.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of purchase.
The Index is designed to
represent U.S equities with risk/return characteristics of the mid cap universe. As of the most recent calendar year
end, the market capitalization range of the Index was between approximately
 $0.2 billion and  $9.2 billion. The Fund
employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests
in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an
effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
McGraw-Hill Companies,
       Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by
     Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in
     the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the
securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate
share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      19.64%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -25.79%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.79%)
MidCap S&P 400 Index Fund | S&P 400 Midcap Stock Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.16%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	193
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
Annual Return 2001	rr_AnnualReturn2001	(1.72%)
Annual Return 2002	rr_AnnualReturn2002	(16.07%)
Annual Return 2003	rr_AnnualReturn2003	33.71%
Annual Return 2004	rr_AnnualReturn2004	15.18%
Annual Return 2005	rr_AnnualReturn2005	11.31%
Annual Return 2006	rr_AnnualReturn2006	9.37%
Annual Return 2007	rr_AnnualReturn2007	7.22%
Annual Return 2008	rr_AnnualReturn2008	(36.73%)
Annual Return 2009	rr_AnnualReturn2009	35.98%
Annual Return 2010	rr_AnnualReturn2010	25.56%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.00%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.47%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.12%

MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I
MIDCAP VALUE FUND I
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MidCap Value Fund I MidCap Value Fund I - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MidCap Value Fund I MidCap Value Fund I - Class J
Management Fees	0.98%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.73%
Expense Reimbursement	0.02%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.71%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class J
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.73%. This agreement can be terminated by
mutual agreement of the parties (Principal Funds, Inc. and Principal Management
Corporation).

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Value Fund I MidCap Value Fund I - Class J	274	543	936	2,039

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MidCap Value Fund I MidCap Value Fund I - Class J	174	543	936	2,039

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 83.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity
securities of companies with a medium market capitalization (those with market capitalizations similar to companies
in the Russell Midcap Value Index (as of the most recent calendar year end, the range was between approximately
 $0.2 billion and  $17.2 billion)) at the time of purchase. The Fund invests in value equity securities; the value
orientation selection emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in
real estate investment trusts

Principal Management Corporation also invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term
fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 2, 2009. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 29, 2003.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      22.22%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -23.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Value Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
MidCap Value Fund I - Class J	Class J Return Before Taxes	22.46%	4.17%	7.97%	Dec 29, 2003
MidCap Value Fund I - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	22.35%	3.44%	7.07%	Dec 29, 2003
MidCap Value Fund I - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	14.74%	3.43%	6.70%	Dec 29, 2003
Russell Midcap Value Index	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	24.75%	4.08%	7.90%	Dec 29, 2003

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP VALUE FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 83.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.60%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class J
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.73%. This agreement can be terminated by
mutual agreement of the parties (Principal Funds, Inc. and Principal Management
Corporation).

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity
securities of companies with a medium market capitalization (those with market capitalizations similar to companies
in the Russell Midcap Value Index (as of the most recent calendar year end, the range was between approximately
 $0.2 billion and  $17.2 billion)) at the time of purchase. The Fund invests in value equity securities; the value
orientation selection emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in
real estate investment trusts

Principal Management Corporation also invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term
fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 2, 2009. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 29, 2003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      22.22%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -23.86%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I | MidCap Value Fund I - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.86%)
MidCap Value Fund I | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2003
MidCap Value Fund I | MidCap Value Fund I - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	274
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	543
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	936
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,039
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	543
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	936
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,039
Annual Return 2004	rr_AnnualReturn2004	24.91%
Annual Return 2005	rr_AnnualReturn2005	11.80%
Annual Return 2006	rr_AnnualReturn2006	15.09%
Annual Return 2007	rr_AnnualReturn2007	1.83%
Annual Return 2008	rr_AnnualReturn2008	(36.18%)
Annual Return 2009	rr_AnnualReturn2009	32.83%
Annual Return 2010	rr_AnnualReturn2010	23.46%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2003
MidCap Value Fund I | MidCap Value Fund I - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2003
MidCap Value Fund I | MidCap Value Fund I - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2003

MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III
MIDCAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MidCap Value Fund III MidCap Value Fund III - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MidCap Value Fund III MidCap Value Fund III - Class J
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.31%
Expense Reimbursement	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	1.30%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The expense limit will reduce the Fund's Management
Fees by 0.014% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Value Fund III MidCap Value Fund III - Class J	232	414	717	1,578

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MidCap Value Fund III MidCap Value Fund III - Class J	132	414	717	1,578

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 92.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $17.2 billion))
at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes
buying equity securities that appear to be undervalued. The Fund may invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      19.08%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Value Fund III	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap Value Fund III - Class J	Class J Return Before Taxes	18.89%	2.40%	5.64%
MidCap Value Fund III - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	18.70%	1.76%	4.64%
MidCap Value Fund III - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	12.54%	1.99%	4.56%
Russell Midcap Value Index	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	24.75%	4.08%	8.07%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP VALUE FUND III
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 92.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.40%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The expense limit will reduce the Fund's Management
Fees by 0.014% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $17.2 billion))
at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes
buying equity securities that appear to be undervalued. The Fund may invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      19.08%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.57%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III | MidCap Value Fund III - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.57%)
MidCap Value Fund III | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.07%
MidCap Value Fund III | MidCap Value Fund III - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	232
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	414
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	717
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,578
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	414
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	717
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,578
Annual Return 2001	rr_AnnualReturn2001	2.66%
Annual Return 2002	rr_AnnualReturn2002	(8.95%)
Annual Return 2003	rr_AnnualReturn2003	26.80%
Annual Return 2004	rr_AnnualReturn2004	15.67%
Annual Return 2005	rr_AnnualReturn2005	12.13%
Annual Return 2006	rr_AnnualReturn2006	15.37%
Annual Return 2007	rr_AnnualReturn2007	(0.84%)
Annual Return 2008	rr_AnnualReturn2008	(36.56%)
Annual Return 2009	rr_AnnualReturn2009	29.37%
Annual Return 2010	rr_AnnualReturn2010	19.89%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.64%
MidCap Value Fund III | MidCap Value Fund III - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.64%
MidCap Value Fund III | MidCap Value Fund III - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.56%

SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund
SMALLCAP BLEND FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SmallCap Blend Fund SmallCap Blend Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap Blend Fund SmallCap Blend Fund - Class J
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.32%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.57%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Blend Fund SmallCap Blend Fund - Class J	260	496	855	1,867

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap Blend Fund SmallCap Blend Fund - Class J	160	496	855	1,867

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of
the most recent calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time
of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '03      19.68%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -26.27%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Blend Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Blend Fund - Class J	Class J Return Before Taxes	22.48%	1.72%	5.45%
SmallCap Blend Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	22.48%	1.12%	4.94%
SmallCap Blend Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	14.61%	1.42%	4.72%
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	26.85%	4.47%	6.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP BLEND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of
the most recent calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time
of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '03      19.68%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -26.27%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retiremen accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.27%)
SmallCap Blend Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
SmallCap Blend Fund | SmallCap Blend Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	260
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	496
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,867
Annual Return 2001	rr_AnnualReturn2001	6.67%
Annual Return 2002	rr_AnnualReturn2002	(17.85%)
Annual Return 2003	rr_AnnualReturn2003	41.48%
Annual Return 2004	rr_AnnualReturn2004	15.54%
Annual Return 2005	rr_AnnualReturn2005	8.96%
Annual Return 2006	rr_AnnualReturn2006	13.48%
Annual Return 2007	rr_AnnualReturn2007	1.41%
Annual Return 2008	rr_AnnualReturn2008	(36.81%)
Annual Return 2009	rr_AnnualReturn2009	21.30%
Annual Return 2010	rr_AnnualReturn2010	23.48%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.45%
SmallCap Blend Fund | SmallCap Blend Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.94%
SmallCap Blend Fund | SmallCap Blend Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.72%

SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund
SMALLCAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SmallCap Growth Fund SmallCap Growth Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap Growth Fund SmallCap Growth Fund - Class J
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.49%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Growth Fund SmallCap Growth Fund - Class J	252	471	813	1,779

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap Growth Fund SmallCap Growth Fund - Class J	152	471	813	1,779

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 89.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index
(as of the most recent calendar year end, the range was between approximately
 $0.02 billion and  $5.2 billion)) at the
time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q4 '01      33.36%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '01      -33.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Growth Fund - Class J	Class J Return Before Taxes	21.86%	1.33%	1.16%
SmallCap Growth Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	21.86%	1.01%	0.64%
SmallCap Growth Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	14.21%	1.17%	0.86%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 89.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index
(as of the most recent calendar year end, the range was between approximately
 $0.02 billion and  $5.2 billion)) at the
time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q4 '01      33.36%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '01      -33.20%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.20%)
SmallCap Growth Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
SmallCap Growth Fund | SmallCap Growth Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	252
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	152
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	471
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	813
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
Annual Return 2001	rr_AnnualReturn2001	0.77%
Annual Return 2002	rr_AnnualReturn2002	(39.83%)
Annual Return 2003	rr_AnnualReturn2003	47.12%
Annual Return 2004	rr_AnnualReturn2004	13.61%
Annual Return 2005	rr_AnnualReturn2005	3.60%
Annual Return 2006	rr_AnnualReturn2006	10.75%
Annual Return 2007	rr_AnnualReturn2007	9.38%
Annual Return 2008	rr_AnnualReturn2008	(44.39%)
Annual Return 2009	rr_AnnualReturn2009	29.09%
Annual Return 2010	rr_AnnualReturn2010	22.86%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.16%
SmallCap Growth Fund | SmallCap Growth Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.64%
SmallCap Growth Fund | SmallCap Growth Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.86%

SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SmallCap Growth Fund I SmallCap Growth Fund I - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap Growth Fund I SmallCap Growth Fund I - Class J
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	2.07%
Expense Reimbursement	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	2.05%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Growth Fund I SmallCap Growth Fund I - Class J	308	646	1,111	2,398

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap Growth Fund I SmallCap Growth Fund I - Class J	208	646	1,111	2,398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 125.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1)  $3.0 billion
or 2) the highest market capitalization of the companies in the Russell 2000
Growth Index (as of the most recent
calendar year end, the range was between approximately  $0.02 billion and  $5.2 billion)) at the time of purchase. The
Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose
potential for growth of capital and earnings is expected to be above average.
The Fund may actively trade portfolio
securities in an attempt to achieve its investment objective.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q4 '01      27.02%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -29.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Growth Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Growth Fund I - Class J	Class J Return Before Taxes	33.75%	5.11%	1.12%
SmallCap Growth Fund I - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	33.75%	4.60%	0.87%
SmallCap Growth Fund I - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	21.93%	4.28%	0.90%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I | SmallCap Growth Fund I - Class J
SMALLCAP GROWTH FUND I

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 125.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.20%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1)  $3.0 billion
or 2) the highest market capitalization of the companies in the Russell 2000
Growth Index (as of the most recent
calendar year end, the range was between approximately  $0.02 billion and  $5.2 billion)) at the time of purchase. The
Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose
potential for growth of capital and earnings is expected to be above average.
The Fund may actively trade portfolio
securities in an attempt to achieve its investment objective.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q4 '01      27.02%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -29.28%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I | SmallCap Growth Fund I - Class J
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP GROWTH FUND I
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.28%)
SmallCap Growth Fund I | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
SmallCap Growth Fund I | SmallCap Growth Fund I - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,398
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,398
Annual Return 2001	rr_AnnualReturn2001	(14.64%)
Annual Return 2002	rr_AnnualReturn2002	(41.11%)
Annual Return 2003	rr_AnnualReturn2003	46.12%
Annual Return 2004	rr_AnnualReturn2004	13.41%
Annual Return 2005	rr_AnnualReturn2005	4.56%
Annual Return 2006	rr_AnnualReturn2006	9.31%
Annual Return 2007	rr_AnnualReturn2007	12.94%
Annual Return 2008	rr_AnnualReturn2008	(45.53%)
Annual Return 2009	rr_AnnualReturn2009	41.60%
Annual Return 2010	rr_AnnualReturn2010	34.75%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.12%
SmallCap Growth Fund I | SmallCap Growth Fund I - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.87%
SmallCap Growth Fund I | SmallCap Growth Fund I - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.90%

SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II
SMALLCAP GROWTH FUND II
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SmallCap Growth Fund II SmallCap Growth Fund II - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap Growth Fund II SmallCap Growth Fund II - Class J
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.89%
Expense Reimbursement	0.31%
Total Annual Fund Operating Expense after Fee Waiver	1.58%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class J
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.58%. This agreement can be terminated by
mutual agreement of the parties (Principal Funds, Inc. and Principal Management
Corporation).

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Growth Fund II SmallCap Growth Fund II - Class J	261	559	988	2,182

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap Growth Fund II SmallCap Growth Fund II - Class J	161	559	988	2,182

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 81.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1)  $2.5 billion or
2) the highest market capitalization of the companies in the Russell 2000 Growth
Index (as of the most recent
calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time of purchase. The
Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose
potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q4 '01      29.53%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '01      -31.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Growth Fund II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Growth Fund II - Class J	Class J Return Before Taxes	26.42%	1.56%	0.63%
SmallCap Growth Fund II - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	26.42%	1.09%	0.26%
SmallCap Growth Fund II - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	17.18%	1.31%	0.51%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP GROWTH FUND II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 81.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class J
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.58%. This agreement can be terminated by
mutual agreement of the parties (Principal Funds, Inc. and Principal Management
Corporation).

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1)  $2.5 billion or
2) the highest market capitalization of the companies in the Russell 2000 Growth
Index (as of the most recent
calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time of purchase. The
Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose
potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q4 '01      29.53%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '01      -31.26%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II | SmallCap Growth Fund II - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.26%)
SmallCap Growth Fund II | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
SmallCap Growth Fund II | SmallCap Growth Fund II - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expense after Fee Waiver	rr_NetExpensesOverAssets	1.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	261
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	559
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	988
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,182
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	559
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	988
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,182
Annual Return 2001	rr_AnnualReturn2001	(21.02%)
Annual Return 2002	rr_AnnualReturn2002	(25.31%)
Annual Return 2003	rr_AnnualReturn2003	43.35%
Annual Return 2004	rr_AnnualReturn2004	9.92%
Annual Return 2005	rr_AnnualReturn2005	6.05%
Annual Return 2006	rr_AnnualReturn2006	8.06%
Annual Return 2007	rr_AnnualReturn2007	4.84%
Annual Return 2008	rr_AnnualReturn2008	(42.68%)
Annual Return 2009	rr_AnnualReturn2009	30.57%
Annual Return 2010	rr_AnnualReturn2010	27.42%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.63%
SmallCap Growth Fund II | SmallCap Growth Fund II - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.26%
SmallCap Growth Fund II | SmallCap Growth Fund II - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.51%

SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund
SMALLCAP S&P 600 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SmallCap S&P 600 Index Fund SmallCap S&P 600 Index Fund - Class J
Shareholder Fees (fees paid directly from your investment)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap S&P 600 Index Fund SmallCap S&P 600 Index Fund - Class J
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.88%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap S&P 600 Index Fund SmallCap S&P 600 Index Fund - Class J	190	281	488	1,084

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap S&P 600 Index Fund SmallCap S&P 600 Index Fund - Class J	90	281	488	1,084

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 30.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The Index is designed to
represent U.S equities with risk/return characteristics of the small cap universe. As of the most recent calendar year
end, the market capitalization range of the Index was between approximately
 $0.1 billion and  $3.2 billion. The Fund
employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests
in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an
effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
The McGraw-Hill
      Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or
     promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of
     investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the
securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate
share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      20.73%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -25.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap S&P 600 Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap S&P 600 Index Fund - Class J	Class J Return Before Taxes	24.16%	3.78%	6.57%
SmallCap S&P 600 Index Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	24.07%	2.93%	5.98%
SmallCap S&P 600 Index Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	15.82%	3.04%	5.60%
S&P Smallcap 600 Stock Index	S&P Smallcap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	26.31%	4.64%	7.66%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP S&P 600 INDEX FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 30.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The Index is designed to
represent U.S equities with risk/return characteristics of the small cap universe. As of the most recent calendar year
end, the market capitalization range of the Index was between approximately
 $0.1 billion and  $3.2 billion. The Fund
employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests
in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an
effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
The McGraw-Hill
      Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or
     promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of
     investing in the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the
securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate
share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      20.73%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -25.38%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.38%)
SmallCap S&P 600 Index Fund | S&P Smallcap 600 Stock Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Smallcap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.66%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	190
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	90
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	281
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	488
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,084
Annual Return 2001	rr_AnnualReturn2001	5.55%
Annual Return 2002	rr_AnnualReturn2002	(15.75%)
Annual Return 2003	rr_AnnualReturn2003	36.58%
Annual Return 2004	rr_AnnualReturn2004	21.24%
Annual Return 2005	rr_AnnualReturn2005	6.55%
Annual Return 2006	rr_AnnualReturn2006	14.12%
Annual Return 2007	rr_AnnualReturn2007	(1.03%)
Annual Return 2008	rr_AnnualReturn2008	(31.57%)
Annual Return 2009	rr_AnnualReturn2009	24.47%
Annual Return 2010	rr_AnnualReturn2010	25.16%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.57%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.98%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.60%

SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund
SMALLCAP VALUE FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SmallCap Value Fund SmallCap Value Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap Value Fund SmallCap Value Fund - Class J
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses	1.57%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Value Fund SmallCap Value Fund - Class J	260	496	855	1,867

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap Value Fund SmallCap Value Fund - Class J	160	496	855	1,867

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 77.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index
(as of the most recent calendar year end, this range was between approximately
 $0.02 billion and  $4.1 billion)) at the
time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '03      22.94%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Value Fund - Class J	Class J Return Before Taxes	19.74%	0.79%	7.22%
SmallCap Value Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	19.67%	0.18%	6.20%
SmallCap Value Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	12.93%	0.51%	5.89%
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	8.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 77.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index
(as of the most recent calendar year end, this range was between approximately
 $0.02 billion and  $4.1 billion)) at the
time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '03      22.94%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.16%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.16%)
SmallCap Value Fund | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.42%
SmallCap Value Fund | SmallCap Value Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	260
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	496
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,867
Annual Return 2001	rr_AnnualReturn2001	9.18%
Annual Return 2002	rr_AnnualReturn2002	(3.49%)
Annual Return 2003	rr_AnnualReturn2003	42.14%
Annual Return 2004	rr_AnnualReturn2004	18.93%
Annual Return 2005	rr_AnnualReturn2005	8.35%
Annual Return 2006	rr_AnnualReturn2006	17.96%
Annual Return 2007	rr_AnnualReturn2007	(8.01%)
Annual Return 2008	rr_AnnualReturn2008	(28.27%)
Annual Return 2009	rr_AnnualReturn2009	10.67%
Annual Return 2010	rr_AnnualReturn2010	20.74%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.22%
SmallCap Value Fund | SmallCap Value Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.20%
SmallCap Value Fund | SmallCap Value Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.89%

SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II
SMALLCAP VALUE FUND II
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SmallCap Value Fund II SmallCap Value Fund II - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap Value Fund II SmallCap Value Fund II - Class J
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	2.23%
Expense Reimbursement	0.12%
Total Annual Fund Operating Expense after Fee Waiver	2.11%

Principal has contractually agreed to limit the Fund's expenses attributable to
Class J shares and, if necessary, pay
expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses,
through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses
(expressed as a percent of average net assets on an annualized basis) not to exceed 1.926%. This agreement can
be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 29,
2012. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net
assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal
Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Value Fund II SmallCap Value Fund II - Class J	314	684	1,182	2,554

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap Value Fund II SmallCap Value Fund II - Class J	214	684	1,182	2,554

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies
with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value
Index (as of the most recent calendar year end, this range was between approximately  $0.02 billion and  $4.1 billion))
or in securities with market capitalizations of  $3.5 billion or less at the time of purchase. The Fund invests in value
equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued.
The Fund will also invest in real estate investment trusts.

Principal Management Corporation also invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 2, 2009. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
June 1, 2004.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      23.57%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -27.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Value Fund II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SmallCap Value Fund II - Class J	Class J Return Before Taxes	25.39%	2.21%	5.14%	Jun 1, 2004
SmallCap Value Fund II - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	25.39%	0.82%	3.83%	Jun 1, 2004
SmallCap Value Fund II - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	16.50%	1.46%	3.99%	Jun 1, 2004
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	6.06%	Jun 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP VALUE FUND II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.50%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal has contractually agreed to limit the Fund's expenses attributable to
Class J shares and, if necessary, pay
expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses,
through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses
(expressed as a percent of average net assets on an annualized basis) not to exceed 1.926%. This agreement can
be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 29,
2012. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net
assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal
Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies
with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value
Index (as of the most recent calendar year end, this range was between approximately  $0.02 billion and  $4.1 billion))
or in securities with market capitalizations of  $3.5 billion or less at the time of purchase. The Fund invests in value
equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued.
The Fund will also invest in real estate investment trusts.

Principal Management Corporation also invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 2, 2009. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
June 1, 2004.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09      23.57%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -27.22%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II | SmallCap Value Fund II - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of th bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.22%)
SmallCap Value Fund II | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
SmallCap Value Fund II | SmallCap Value Fund II - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expense after Fee Waiver	rr_NetExpensesOverAssets	2.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	314
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	684
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,182
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,554
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	684
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,182
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,554
Annual Return 2005	rr_AnnualReturn2005	6.75%
Annual Return 2006	rr_AnnualReturn2006	19.50%
Annual Return 2007	rr_AnnualReturn2007	(9.78%)
Annual Return 2008	rr_AnnualReturn2008	(37.59%)
Annual Return 2009	rr_AnnualReturn2009	31.16%
Annual Return 2010	rr_AnnualReturn2010	26.39%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
SmallCap Value Fund II | SmallCap Value Fund II - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
SmallCap Value Fund II | SmallCap Value Fund II - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004

Diversified International Fund (Prospectus Summary) | Diversified International Fund
DIVERSIFIED INTERNATIONAL FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Diversified International Fund Diversified International Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Diversified International Fund Diversified International Fund - Class J
Management Fees	0.88%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.58%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Diversified International Fund Diversified International Fund - Class J	261	499	860	1,878

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Diversified International Fund Diversified International Fund - Class J	161	499	860	1,878

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 105.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including
those in countries with emerging markets, which are:
    companies with their principal place of business or principal office outside
•   the U.S. or
    companies for which the principal securities trading market is outside the
•   U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of
corporations of developed areas, such as Western Europe, Canada, and
Australasia; however, the Fund may also
invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large
capitalization companies. The Fund may actively trade securities in an attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 shares. The R-3
Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      21.23%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '08      -24.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Diversified International Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Diversified International Fund - Class J	Class J Return Before Taxes	11.64%	2.17%	3.02%
Diversified International Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	11.73%	1.43%	2.53%
Diversified International Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	8.01%	2.03%	2.67%
MSCI ACWI Ex-US Index	MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)	11.15%	4.82%	5.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Diversified International Fund (Prospectus Summary) | Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DIVERSIFIED INTERNATIONAL FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 105.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including
those in countries with emerging markets, which are:
    companies with their principal place of business or principal office outside
•   the U.S. or
    companies for which the principal securities trading market is outside the
•   U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of
corporations of developed areas, such as Western Europe, Canada, and
Australasia; however, the Fund may also
invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large
capitalization companies. The Fund may actively trade securities in an attempt to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 shares. The R-3
Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222- 5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      21.23%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '08      -24.16%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.16%)
Diversified International Fund | MSCI ACWI Ex-US Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.54%
Diversified International Fund | Diversified International Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	261
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	499
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	860
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,878
Annual Return 2001	rr_AnnualReturn2001	24.93%
Annual Return 2002	rr_AnnualReturn2002	(17.17%)
Annual Return 2003	rr_AnnualReturn2003	32.65%
Annual Return 2004	rr_AnnualReturn2004	19.18%
Annual Return 2005	rr_AnnualReturn2005	22.98%
Annual Return 2006	rr_AnnualReturn2006	27.03%
Annual Return 2007	rr_AnnualReturn2007	14.93%
Annual Return 2008	rr_AnnualReturn2008	(46.61%)
Annual Return 2009	rr_AnnualReturn2009	26.82%
Annual Return 2010	rr_AnnualReturn2010	12.64%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.02%
Diversified International Fund | Diversified International Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.53%
Diversified International Fund | Diversified International Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.67%

International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund
INTERNATIONAL EMERGING MARKETS FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	International Emerging Markets Fund International Emerging Markets Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Emerging Markets Fund International Emerging Markets Fund - Class J
Management Fees	1.18%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.90%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Emerging Markets Fund International Emerging Markets Fund - Class J	293	597	1,026	2,222

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
International Emerging Markets Fund International Emerging Markets Fund - Class J	193	597	1,026	2,222

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 102.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of foreign companies, which are:
   companies with their principal place of business or principal office in
•  emerging market countries or
   companies for which their principal securities trading market is an emerging
•  market country.

For this Fund, "emerging market country" means any country which is considered to be an emerging country by the
international financial community (including the International Bank for
Reconstruction and Development (also known
as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world
except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in
many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in
equity securities of small, medium, and large capitalization companies. The
Fund may actively trade securities in an
attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of
emerging market countries who are able to assume the increased risks of higher price volatility and currency
fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      28.91%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -29.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns International Emerging Markets Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
International Emerging Markets Fund - Class J	Class J Return Before Taxes	17.03%	11.48%	14.76%
International Emerging Markets Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	17.26%	10.19%	13.67%
International Emerging Markets Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	11.34%	9.54%	12.85%
MSCI-Emerging Markets NDTR D Index	MSCI-Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	18.88%	12.78%	15.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL EMERGING MARKETS FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 102.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of foreign companies, which are:
   companies with their principal place of business or principal office in
•  emerging market countries or
   companies for which their principal securities trading market is an emerging
•  market country.

For this Fund, "emerging market country" means any country which is considered to be an emerging country by the
international financial community (including the International Bank for
Reconstruction and Development (also known
as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world
except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in
many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in
equity securities of small, medium, and large capitalization companies. The
Fund may actively trade securities in an
attempt to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of
emerging market countries who are able to assume the increased risks of higher price volatility and currency
fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222- 5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      28.91%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -29.16%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.16%)
International Emerging Markets Fund | MSCI-Emerging Markets NDTR D Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.89%
International Emerging Markets Fund | International Emerging Markets Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,026
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,222
Annual Return 2001	rr_AnnualReturn2001	(4.22%)
Annual Return 2002	rr_AnnualReturn2002	(7.72%)
Annual Return 2003	rr_AnnualReturn2003	54.96%
Annual Return 2004	rr_AnnualReturn2004	24.60%
Annual Return 2005	rr_AnnualReturn2005	34.83%
Annual Return 2006	rr_AnnualReturn2006	36.33%
Annual Return 2007	rr_AnnualReturn2007	41.01%
Annual Return 2008	rr_AnnualReturn2008	(54.71%)
Annual Return 2009	rr_AnnualReturn2009	67.51%
Annual Return 2010	rr_AnnualReturn2010	18.03%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.76%
International Emerging Markets Fund | International Emerging Markets Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.67%
International Emerging Markets Fund | International Emerging Markets Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.85%

International Growth Fund (Prospectus Summary) | International Growth Fund
INTERNATIONAL GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	International Growth Fund International Growth Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Growth Fund International Growth Fund - Class J
Management Fees	0.98%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.72%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Growth Fund International Growth Fund - Class J	275	542	933	2,030

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
International Growth Fund International Growth Fund - Class J	175	542	933	2,030

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 153.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any developed nations of the world. Foreign
companies are:

•   companies with their principal place of business or principal offices outside the U.S. or

•   companies for which the principal securities trading market is outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 20 countries. Primary consideration is given to securities of
corporations of developed areas such as Western Europe, Canada and Australasia and generally excludes emerging
markets.

The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies
whose potential for growth of capital and earnings is expected to be above average. The Fund will invest in equity
securities of small, medium, and large capitalization companies. The Fund may actively trade portfolio securities in
an attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S.
who are able to assume the increased risks of higher price volatility and currency fluctuations associated with
investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '03      18.05%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '08      -25.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns International Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
International Growth Fund - Class J	Class J Return Before Taxes	9.99%	(0.26%)	2.67%
International Growth Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	10.15%	(0.92%)	1.92%
International Growth Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	7.00%	(0.11%)	2.20%
MSCI World Ex-US Growth Index	MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)	13.06%	3.99%	3.08%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
International Growth Fund (Prospectus Summary) | International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 153.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.80%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies domiciled in any developed nations of the world. Foreign
companies are:

•   companies with their principal place of business or principal offices outside the U.S. or

•   companies for which the principal securities trading market is outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 20 countries. Primary consideration is given to securities of
corporations of developed areas such as Western Europe, Canada and Australasia and generally excludes emerging
markets.

The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies
whose potential for growth of capital and earnings is expected to be above average. The Fund will invest in equity
securities of small, medium, and large capitalization companies. The Fund may actively trade portfolio securities in
an attempt to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S.
who are able to assume the increased risks of higher price volatility and currency fluctuations associated with
investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222- 5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '03      18.05%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '08      -25.91%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.91%)
International Growth Fund | MSCI World Ex-US Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.08%
International Growth Fund | International Growth Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	275
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	542
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	933
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,030
Annual Return 2001	rr_AnnualReturn2001	(21.80%)
Annual Return 2002	rr_AnnualReturn2002	(16.86%)
Annual Return 2003	rr_AnnualReturn2003	37.37%
Annual Return 2004	rr_AnnualReturn2004	21.58%
Annual Return 2005	rr_AnnualReturn2005	21.41%
Annual Return 2006	rr_AnnualReturn2006	23.32%
Annual Return 2007	rr_AnnualReturn2007	11.86%
Annual Return 2008	rr_AnnualReturn2008	(47.32%)
Annual Return 2009	rr_AnnualReturn2009	22.39%
Annual Return 2010	rr_AnnualReturn2010	10.99%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.26%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.67%
International Growth Fund | International Growth Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.92%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.92%
International Growth Fund | International Growth Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.11%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.20%

Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund
BOND & MORTGAGE SECURITIES FUND
Objective:
The Fund seeks to provide current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Bond & Mortgage Securities Fund Bond & Mortgage Securities Fund - J Class
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bond & Mortgage Securities Fund Bond & Mortgage Securities Fund - J Class
Management Fees	0.52%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.15%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Bond & Mortgage Securities Fund Bond & Mortgage Securities Fund - J Class	217	365	633	1,398

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Bond & Mortgage Securities Fund Bond & Mortgage Securities Fund - J Class	117	365	633	1,398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 357.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate maturity fixed-income or
debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P")
or Baa3 or higher by Moody's
Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing
an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt
securities issued or guaranteed by foreign governments payable in U.S. dollars.
The Fund may also invest in foreign
securities, and up to 20% of its assets in non-investment grade securities
("junk bonds) which are securities rated
BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Fund
maintains an average portfolio duration that is within ±15% or ±0.75 year
(whichever is greater) of the duration of the
Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was 4.8 years.

The Fund may actively trade securities to achieve its investment objective, enter into dollar roll transactions which
may involve leverage, and utilize derivative strategies including certain options transactions, financial futures
contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing
returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining
exposure to certain markets.

During the fiscal year ended October 31, 2010, the average ratings of the
Fund's fixed-income assets, based on
market value at each month-end, were as follows (all ratings are by Moody's):

52.11% in securities rated Aaa  6.88% in securities rated Ba      0.04% in securities rated C

6.10% in securities rated Aa    5.59% in securities rated B       0.03% in securities rated D

9.97% in securities rated A     1.87% in securities rated Caa     1.38% in securities not rated

15.87% in securities rated Baa  0.16% in securities rated Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                           Q3 '09       8.98%
Lowest return for a quarter during the period of the
bar chart above:                                           Q4 '08       -6.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Bond & Mortgage Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Bond & Mortgage Securities Fund - J Class	Class J Return Before Taxes	9.75%	3.65%	4.20%
Bond & Mortgage Securities Fund - J Class After Taxes on Distributions	Class J Return After Taxes on Distributions	8.53%	2.15%	2.75%
Bond & Mortgage Securities Fund - J Class After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	6.31%	2.22%	2.72%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BOND & MORTGAGE SECURITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 357.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	357.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate maturity fixed-income or
debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P")
or Baa3 or higher by Moody's
Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing
an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt
securities issued or guaranteed by foreign governments payable in U.S. dollars.
The Fund may also invest in foreign
securities, and up to 20% of its assets in non-investment grade securities
("junk bonds) which are securities rated
BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Fund
maintains an average portfolio duration that is within ±15% or ±0.75 year
(whichever is greater) of the duration of the
Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was 4.8 years.

The Fund may actively trade securities to achieve its investment objective, enter into dollar roll transactions which
may involve leverage, and utilize derivative strategies including certain options transactions, financial futures
contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing
returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining
exposure to certain markets.

During the fiscal year ended October 31, 2010, the average ratings of the
Fund's fixed-income assets, based on
market value at each month-end, were as follows (all ratings are by Moody's):

52.11% in securities rated Aaa  6.88% in securities rated Ba      0.04% in securities rated C

6.10% in securities rated Aa    5.59% in securities rated B       0.03% in securities rated D

9.97% in securities rated A     1.87% in securities rated Caa     1.38% in securities not rated

15.87% in securities rated Baa  0.16% in securities rated Ca

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222- 5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                           Q3 '09       8.98%
Lowest return for a quarter during the period of the
bar chart above:                                           Q4 '08       -6.25%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - J Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.25%)
Bond & Mortgage Securities Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - J Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	217
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	365
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
Annual Return 2001	rr_AnnualReturn2001	6.61%
Annual Return 2002	rr_AnnualReturn2002	8.21%
Annual Return 2003	rr_AnnualReturn2003	3.26%
Annual Return 2004	rr_AnnualReturn2004	3.89%
Annual Return 2005	rr_AnnualReturn2005	1.90%
Annual Return 2006	rr_AnnualReturn2006	3.81%
Annual Return 2007	rr_AnnualReturn2007	2.40%
Annual Return 2008	rr_AnnualReturn2008	(14.67%)
Annual Return 2009	rr_AnnualReturn2009	19.10%
Annual Return 2010	rr_AnnualReturn2010	10.75%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.20%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - J Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.75%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - J Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.72%

Government & High Quality Bond Fund f/k/a Mortgage Sec Fund (Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund
GOVERNMENT & HIGH QUALITY BOND FUND
Objective:
The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Government & High Quality Bond Fund f/k/a Mortgage Sec Fund Government & High Quality Bond Fund f/k/a Mortgage Sec Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Government & High Quality Bond Fund f/k/a Mortgage Sec Fund Government & High Quality Bond Fund f/k/a Mortgage Sec Fund - Class J
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.20%
Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%

Principal has contractually agreed to limit the Fund's expenses attributable to
Class J shares and, if necessary, pay
expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012.
The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on
an annualized basis) not to exceed 1.00%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund Government & High Quality Bond Fund f/k/a Mortgage Sec Fund - Class J	202	358	637	1,434

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund Government & High Quality Bond Fund f/k/a Mortgage Sec Fund - Class J	102	358	637	1,434

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 51.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S.
government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by
Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage
obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements. Under normal circumstances, the Fund maintains an average portfolio duration between
one and 4.5 years.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or
instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage
obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 4, 1984. On March 1, 2004, the investment policies of the predecessor fund were modified. As a
result, the Fund's performance for periods prior to that date may not be representative of the performance it would
have achieve had its current investment policies been in place. The Class J shares were first sold on December 15,
2008.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Mortgage Index.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                           Q3 '01       4.10%
Lowest return for a quarter during the period of the
bar chart above:                                           Q2 '04       -1.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Government & High Quality Bond Fund f/k/a Mortgage Sec Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund - Class J	Class J Return Before Taxes	4.71%	5.34%	4.92%
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	3.31%	3.75%	3.21%
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	3.05%	3.63%	3.18%
Barclays Capital MBS Fixed Rate Index	Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)	5.50%	6.38%	5.91%
Citigroup Mortgage Index	Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)	5.50%	6.37%	5.94%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund (Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GOVERNMENT & HIGH QUALITY BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 51.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.20%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal has contractually agreed to limit the Fund's expenses attributable to
Class J shares and, if necessary, pay
expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012.
The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on
an annualized basis) not to exceed 1.00%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S.
government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by
Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage
obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements. Under normal circumstances, the Fund maintains an average portfolio duration between
one and 4.5 years.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or
instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage
obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 4, 1984. On March 1, 2004, the investment policies of the predecessor fund were modified. As a
result, the Fund's performance for periods prior to that date may not be representative of the performance it would
have achieve had its current investment policies been in place. The Class J shares were first sold on December 15,
2008.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Mortgage Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                           Q3 '01       4.10%
Lowest return for a quarter during the period of the
bar chart above:                                           Q2 '04       -1.25%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Mortgage Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund (Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.25%)
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund | Barclays Capital MBS Fixed Rate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.91%
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund | Citigroup Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.94%
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	202
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	637
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,434
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	358
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	637
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,434
Annual Return 2001	rr_AnnualReturn2001	7.11%
Annual Return 2002	rr_AnnualReturn2002	8.31%
Annual Return 2003	rr_AnnualReturn2003	1.78%
Annual Return 2004	rr_AnnualReturn2004	3.49%
Annual Return 2005	rr_AnnualReturn2005	1.94%
Annual Return 2006	rr_AnnualReturn2006	4.17%
Annual Return 2007	rr_AnnualReturn2007	5.82%
Annual Return 2008	rr_AnnualReturn2008	3.53%
Annual Return 2009	rr_AnnualReturn2009	7.54%
Annual Return 2010	rr_AnnualReturn2010	5.71%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.92%
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.21%
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.18%

Income Fund (Prospectus Summary) | Income Fund
INCOME FUND
Objective:
The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Income Fund Income Fund - Class J Shares
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Income Fund Income Fund - Class J Shares
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.80%
Total Annual Fund Operating Expenses	1.75%
Expense Reimbursement	0.65%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%

Principal has contractually agreed to limit the Fund's expenses attributable to
Class J shares and, if necessary, pay
expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012.
The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on
an annualized basis) not to exceed 1.10%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Income Fund Income Fund - Class J Shares	212	477	878	1,999

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Income Fund Income Fund - Class J Shares	112	477	878	1,999

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 13.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S.
government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of
which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time
of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an
average portfolio duration that is within ±25% of the duration of the Barclays
Capital Aggregate Bond Index, which as
of December 31, 2010 was 4.8 years. The Fund may also invest in foreign securities and real estate investment trust
("REIT") securities.

During the fiscal year ended October 31, 2010, the average rating of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all rating are by Moody's):

  27.16% in securities
       rated Aaa          34.13% in securities rated Baa  3.45% in securities rated Caa
1.94% in securities rated
           Aa              4.98% in securities rated Ba   0.00% in securities rated Ca
  18.09% in securities
        rated A            8.04% in securities rated B     0.01% in securities rated C
                                                          2.20% in securities not rated

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and
real estate investment trust securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on September 30, 2009. The returns for periods prior to that date are based on the
performance of Class A shares adjusted to reflect the fees and expenses of
Class J shares. The adjustments result
in performance for such periods that is no higher than the historical performance of Class A shares. The Fund
commenced operations after succeeding to the operations of another fund on
January 12,2007. Performance for
periods prior to that date is based on the performance of the predecessor fund which commenced operations on
December 15, 1975.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Barclays
Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment
philosophy than the Citigroup Broad Investment Grade Bond Index.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                           Q2 '09       10.21%
Lowest return for a quarter during the period of the
bar chart above:                                           Q3 '08       -4.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Income Fund - Class J Shares	Class J Return Before Taxes	6.78%	6.39%	6.30%
Income Fund - Class J Shares After Taxes on Distributions	Class J Return After Taxes on Distributions	4.82%	4.33%	4.12%
Income Fund - Class J Shares After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	4.38%	4.23%	4.07%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Citigroup Broad Investment-Grade Bond Index	Citigroup Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses, or taxes)	6.30%	5.98%	5.96%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Income Fund (Prospectus Summary) | Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of current income consistent with preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 13.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.10%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal has contractually agreed to limit the Fund's expenses attributable to
Class J shares and, if necessary, pay
expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012.
The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on
an annualized basis) not to exceed 1.10%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S.
government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of
which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time
of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an
average portfolio duration that is within ±25% of the duration of the Barclays
Capital Aggregate Bond Index, which as
of December 31, 2010 was 4.8 years. The Fund may also invest in foreign securities and real estate investment trust
("REIT") securities.

During the fiscal year ended October 31, 2010, the average rating of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all rating are by Moody's):

  27.16% in securities
       rated Aaa          34.13% in securities rated Baa  3.45% in securities rated Caa
1.94% in securities rated
           Aa              4.98% in securities rated Ba   0.00% in securities rated Ca
  18.09% in securities
        rated A            8.04% in securities rated B     0.01% in securities rated C
                                                          2.20% in securities not rated

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and
real estate investment trust securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on September 30, 2009. The returns for periods prior to that date are based on the
performance of Class A shares adjusted to reflect the fees and expenses of
Class J shares. The adjustments result
in performance for such periods that is no higher than the historical performance of Class A shares. The Fund
commenced operations after succeeding to the operations of another fund on
January 12,2007. Performance for
periods prior to that date is based on the performance of the predecessor fund which commenced operations on
December 15, 1975.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Barclays
Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment
philosophy than the Citigroup Broad Investment Grade Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                           Q2 '09       10.21%
Lowest return for a quarter during the period of the
bar chart above:                                           Q3 '08       -4.79%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Broad Investment Grade Bond Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Class J Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.79%)
Income Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Income Fund | Citigroup Broad Investment-Grade Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.96%
Income Fund | Income Fund - Class J Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.65%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	212
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	878
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,999
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	878
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,999
Annual Return 2001	rr_AnnualReturn2001	7.99%
Annual Return 2002	rr_AnnualReturn2002	7.97%
Annual Return 2003	rr_AnnualReturn2003	8.80%
Annual Return 2004	rr_AnnualReturn2004	4.97%
Annual Return 2005	rr_AnnualReturn2005	1.48%
Annual Return 2006	rr_AnnualReturn2006	4.95%
Annual Return 2007	rr_AnnualReturn2007	5.11%
Annual Return 2008	rr_AnnualReturn2008	(5.08%)
Annual Return 2009	rr_AnnualReturn2009	20.76%
Annual Return 2010	rr_AnnualReturn2010	7.78%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.30%
Income Fund | Income Fund - Class J Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.12%
Income Fund | Income Fund - Class J Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.07%

Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund
INFLATION PROTECTION FUND
Objective:
The Fund seeks to provide current income and real (after inflation) total returns.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Inflation Protection Fund Inflation Protection Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Inflation Protection Fund Inflation Protection Fund - Class J
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.33%
Expense Reimbursement	0.18%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%

Principal has contractually agreed to limit the Fund's expenses attributable to
Class J shares and, if necessary, pay
expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012
The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on
an annualized basis) not to exceed 1.15%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Inflation Protection Fund Inflation Protection Fund - Class J	217	401	709	1,583

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Inflation Protection Fund Inflation Protection Fund - Class J	117	401	709	1,583

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 85.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities, and U.S. and non-U.S.
corporations. Inflation-indexed bonds are
fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or
the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury
uses the Consumer Price Index for Urban Consumers as the inflation measure.
Inflation-indexed bonds issued by a
foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of
the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.
The Fund may also invest in foreign
securities, U.S. Treasuries and agency securities.

To further its investment objective, the Fund may utilize derivative strategies, including certain options transactions,
financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and
enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or
obtaining exposure to certain markets.

Principal Risks
The Fund may be an appropriate investment for investors who want their income and principal investments to keep
pace with inflation over time.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Life of Fund results are measured from the date the Class J shares were first sold (December 29, 2004).

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09       3.92%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -10.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Inflation Protection Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Inflation Protection Fund - Class J	Class J Return Before Taxes	5.44%	(0.58%)	(0.05%)	Dec 29, 2004
Inflation Protection Fund - Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	4.96%	(1.85%)	(1.40%)	Dec 29, 2004
Inflation Protection Fund - Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	3.53%	(1.19%)	(0.79%)	Dec 29, 2004
Barclays Capital US Treasury TIPS Index	Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	6.31%	5.33%	5.00%	Dec 29, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INFLATION PROTECTION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income and real (after inflation) total returns.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 85.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.30%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal has contractually agreed to limit the Fund's expenses attributable to
Class J shares and, if necessary, pay
expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012
The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on
an annualized basis) not to exceed 1.15%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities, and U.S. and non-U.S.
corporations. Inflation-indexed bonds are
fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or
the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury
uses the Consumer Price Index for Urban Consumers as the inflation measure.
Inflation-indexed bonds issued by a
foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of
the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.
The Fund may also invest in foreign
securities, U.S. Treasuries and agency securities.

To further its investment objective, the Fund may utilize derivative strategies, including certain options transactions,
financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and
enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or
obtaining exposure to certain markets.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who want their income and principal investments to keep
pace with inflation over time.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Life of Fund results are measured from the date the Class J shares were first sold (December 29, 2004).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222- 5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q3 '09       3.92%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -10.49%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund | Inflation Protection Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.49%)
Inflation Protection Fund | Barclays Capital US Treasury TIPS Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	217
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	401
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	709
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,583
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	401
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	709
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,583
Annual Return 2005	rr_AnnualReturn2005	2.32%
Annual Return 2006	rr_AnnualReturn2006	0.63%
Annual Return 2007	rr_AnnualReturn2007	5.34%
Annual Return 2008	rr_AnnualReturn2008	(18.59%)
Annual Return 2009	rr_AnnualReturn2009	5.75%
Annual Return 2010	rr_AnnualReturn2010	(6.44%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.05%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - Class J | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.40%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - Class J | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.19%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004

Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund
SHORT-TERM INCOME FUND
Objective:
The Fund seeks to provide as high a level of current income as is consistent with prudent investment
management and stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Short-Term Income Fund Short-Term Income Fund - Class J Shares
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Short-Term Income Fund Short-Term Income Fund - Class J Shares
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.25%
Expense Reimbursement	0.18%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.07%

Principal has contractually agreed to limit the Fund's expenses attributable to
Class J shares and, if necessary, pay
expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012.
The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on
an annualized basis) not to exceed 1.07%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Short-Term Income Fund Short-Term Income Fund - Class J Shares	209	376	666	1,493

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Short-Term Income Fund Short-Term Income Fund - Class J Shares	109	376	666	1,493

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of
purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the
Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the
duration of the Barclays Capital Credit 1-3 year Index which as of December 31,
2010 was 1.9 years. The Fund's
investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements,
mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund
may utilize derivative strategies including certain financial futures contracts and interest rate swaps, for purposes
such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more
traditional direct investments, or obtaining exposure to certain markets.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on November 1, 1993. The performance of Class J shares, for periods prior to the date Class J shares
were first sold is based upon the performance of Class A shares adjusted to reflect the fees and expenses of Class J
shares. Class J shares were first sold on July 12, 2010.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3
Years Index. Class J shares were first
sold on July 12, 2010.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                           Q2 '09       3.92%
Lowest return for a quarter during the period of the
bar chart above:                                           Q4 '08       -1.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Short-Term Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Short-Term Income Fund - Class J Shares	Class J Return Before Taxes	3.18%	4.19%	4.15%
Short-Term Income Fund - Class J Shares After Taxes on Distributions	Class J Return After Taxes on Distributions	2.25%	2.91%	2.71%
Short-Term Income Fund - Class J Shares After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	2.06%	2.82%	2.68%
Barclays Capital Credit 1-3 Years Index	Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	4.15%	5.27%	5.09%
Citigroup Broad Investment-Grade Credit 1-3 Years Index	Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	3.95%	5.12%	5.10%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SHORT-TERM INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide as high a level of current income as is consistent with prudent investment
management and stability of principal.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.70%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal has contractually agreed to limit the Fund's expenses attributable to
Class J shares and, if necessary, pay
expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012.
The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on
an annualized basis) not to exceed 1.07%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of
purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the
Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the
duration of the Barclays Capital Credit 1-3 year Index which as of December 31,
2010 was 1.9 years. The Fund's
investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements,
mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund
may utilize derivative strategies including certain financial futures contracts and interest rate swaps, for purposes
such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more
traditional direct investments, or obtaining exposure to certain markets.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on November 1, 1993. The performance of Class J shares, for periods prior to the date Class J shares
were first sold is based upon the performance of Class A shares adjusted to reflect the fees and expenses of Class J
shares. Class J shares were first sold on July 12, 2010.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3
Years Index. Class J shares were first
sold on July 12, 2010.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                           Q2 '09       3.92%
Lowest return for a quarter during the period of the
bar chart above:                                           Q4 '08       -1.90%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3 Years Index. Class J shares were first sold on July 12, 2010.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class J Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.90%)
Short-Term Income Fund | Barclays Capital Credit 1-3 Years Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
Short-Term Income Fund | Citigroup Broad Investment-Grade Credit 1-3 Years Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.10%
Short-Term Income Fund | Short-Term Income Fund - Class J Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	209
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	666
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,493
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	109
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	376
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	666
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,493
Annual Return 2001	rr_AnnualReturn2001	7.84%
Annual Return 2002	rr_AnnualReturn2002	5.40%
Annual Return 2003	rr_AnnualReturn2003	4.47%
Annual Return 2004	rr_AnnualReturn2004	1.38%
Annual Return 2005	rr_AnnualReturn2005	1.58%
Annual Return 2006	rr_AnnualReturn2006	3.49%
Annual Return 2007	rr_AnnualReturn2007	4.15%
Annual Return 2008	rr_AnnualReturn2008	(1.19%)
Annual Return 2009	rr_AnnualReturn2009	10.68%
Annual Return 2010	rr_AnnualReturn2010	4.18%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.15%
Short-Term Income Fund | Short-Term Income Fund - Class J Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.71%
Short-Term Income Fund | Short-Term Income Fund - Class J Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.68%

Money Market Fund (Prospectus Summary) | Money Market Fund
MONEY MARKET FUND
Objective:
The Fund seeks as high a level of current income as is considered consistent with preservation of
principal and maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Money Market Fund Money Market Fund - Class J
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Money Market Fund Money Market Fund - Class J
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.66%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Money Market Fund Money Market Fund - Class J	167	211	368	822

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Money Market Fund Money Market Fund - Class J	67	211	368	822

Principal Investment Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments issued by banks,
corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of
deposit, bankers acceptances, commercial paper, treasury bills, and bonds. The
Fund maintains a dollar weighted
average portfolio maturity of 60 days or less. In pursuing its investment objective and implementing its investment
strategies, the Fund will comply with Rule 2a-7 under the Investment Company
Act of 1940. As with all mutual funds,
the value of the Fund's assets may rise or fall.

Principal Risks
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to
principal.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of an investment at  $1.00 per share, it is possible to lose money by
investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the
bar chart above:                                           Q1 '01      1.18%
Lowest return for a quarter during the period of the
bar chart above:                                           Q2 '04      0.00%

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Money Market Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Money Market Fund - Class J	Class J Return Before Taxes	(1.00%)	2.13%	1.67%
Barclays Capital U.S. Treasury Bellwethers 3 Month Index	Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.15%	2.50%	2.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Money Market Fund (Prospectus Summary) | Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks as high a level of current income as is considered consistent with preservation of
principal and maintenance of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests its assets in a portfolio of high quality, short-term money market instruments issued by banks,
corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of
deposit, bankers acceptances, commercial paper, treasury bills, and bonds. The
Fund maintains a dollar weighted
average portfolio maturity of 60 days or less. In pursuing its investment objective and implementing its investment
strategies, the Fund will comply with Rule 2a-7 under the Investment Company
Act of 1940. As with all mutual funds,
the value of the Fund's assets may rise or fall.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to
principal.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of an investment at  $1.00 per share, it is possible to lose money by
investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life
of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market
indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the
future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-
5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                           Q1 '01      1.18%
Lowest return for a quarter during the period of the
bar chart above:                                           Q2 '04      0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market Fund | Barclays Capital U.S. Treasury Bellwethers 3 Month Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.42%
Money Market Fund | Money Market Fund - Class J
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	822
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	211
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	368
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	822
Annual Return 2001	rr_AnnualReturn2001	3.15%
Annual Return 2002	rr_AnnualReturn2002	0.53%
Annual Return 2003	rr_AnnualReturn2003	0.01%
Annual Return 2004	rr_AnnualReturn2004	0.20%
Annual Return 2005	rr_AnnualReturn2005	2.20%
Annual Return 2006	rr_AnnualReturn2006	4.04%
Annual Return 2007	rr_AnnualReturn2007	4.41%
Annual Return 2008	rr_AnnualReturn2008	2.23%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.67%